UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07917

Wilshire Variable Insurance Trust
(Exact name of registrant as specified in charter)

Wilshire Associates Incorporated
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Address of principal executive offices) (Zip code)

Jamie B. Ohl, President
1299 Ocean Avenue, Suite 700
Santa Monica, CA 90401-1085
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 310-260-6639

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 54.9%
Consumer Discretionary — 7.1%
2,349	Advance Auto Parts, Inc.	$154,141
3,395	Amazon.com, Inc. †	611,541
5,599	American Eagle Outfitters, Inc.	88,968
4,502	Apollo Group, Inc., Class A †	187,779
964	AutoZone, Inc. †	263,712
9,618	Best Buy Co., Inc.	276,229
5,912	Cablevision Systems Corp., Class A	204,614
18,946	CBS Corp., Class B	474,408
27,390	Comcast Corp. Special, Class A	677,081
2,643	Darden Restaurants, Inc.	129,850
310	DeVry, Inc.	17,072
844	Dick's Sporting Goods, Inc. †	33,743
15,424	DIRECTV, Class A †	721,843
1,134	Dollar Tree, Inc. †	62,960
3,183	DR Horton, Inc.	37,082
7,148	Expedia, Inc.	161,974
1,424	Family Dollar Stores, Inc.	73,080
4,409	Foot Locker, Inc.	86,945
72,605	Ford Motor Co. †	1,082,541
1,788	GameStop Corp., Class A †	40,266
5,752	Gannett Co., Inc.	87,603
15,482	Gap, Inc. (The)	350,822
1,446	Genuine Parts Co.	77,563
1,637	Goodyear Tire & Rubber Co. (The) †	24,522
7,460	H&R Block, Inc.	124,880
7,484	Harley-Davidson, Inc.	317,995
262	Home Depot, Inc. (The)	9,710
596	International Game Technology	9,673
17,339	Interpublic Group of Cos., Inc. (The)	217,951
11,600	Johnson Controls, Inc.	482,212
1,790	Leggett & Platt, Inc.	43,855
36,212	Lowe's Cos., Inc.	957,083
8,364	Ltd. Brands, Inc.	275,008
4,627	Macy's, Inc.	112,251
3,253	Marriott International, Inc., Class A	115,742
2,297	McDonald's Corp.	174,779
9,218	McGraw-Hill Cos., Inc. (The)	363,189
236	Mohawk Industries, Inc. †	14,431
320	Netflix, Inc. †	75,945
35,000	News Corp., Class A	614,600
2,011	Nordstrom, Inc.	90,253
273	Panera Bread Co., Class A †	34,671
3,346	PetSmart, Inc.	137,019
330	Polaris Industries, Inc.	28,717
261	Polo Ralph Lauren Corp., Class A	32,273
240	priceline.com, Inc. †	121,546
3,789	Pulte Group, Inc. †	28,039
4,252	Ross Stores, Inc.	302,402
1,925	Sotheby's	101,255
34,404	Staples, Inc.	668,126
29,300	Target Corp.	1,465,293
8,658	Time Warner Cable, Inc., Class A	617,662
11,408	TJX Cos., Inc.	567,320
12,823	Toll Brothers, Inc. †	253,511
2,753	VF Corp.	271,253
3,299	Walt Disney Co. (The)	142,154
193	Washington Post Co. (The), Class B	84,449
1,826	Whirlpool Corp.	155,867
2,989	Williams-Sonoma, Inc.	121,055
1,221	Wyndham Worldwide Corp.	38,840
2,860	Yum! Brands, Inc.	146,947
		15,244,295

Shares		Value
Consumer Staples — 4.5%
244	Altria Group, Inc.	$6,351
9,300	Anheuser-Busch InBev NV ADR	531,681
9,976	Coca-Cola Co. (The)	661,907
3,827	Coca-Cola Enterprises, Inc.	104,477
2,162	Corn Products International, Inc.	112,035
8,442	Costco Wholesale Corp.	618,967
21,549	Dr. Pepper Snapple Group, Inc.	800,761
624	Energizer Holdings, Inc. †	44,404
8,584	HJ Heinz Co.	419,071
3,024	Hormel Foods Corp.	84,188
20,632	Kraft Foods, Inc., Class A	647,020
16,744	Kroger Co. (The)	401,354
5,313	Lorillard, Inc.	504,788
5,853	Nestle SA ADR	336,430
4,739	PepsiCo, Inc.	305,239
18,739	Philip Morris International, Inc.	1,229,841
13,271	Procter & Gamble Co. (The)	817,493
1,696	Reynolds American, Inc.	60,259
10,289	Safeway, Inc.	242,203
15,338	Sara Lee Corp.	271,023
3,202	Smithfield Foods, Inc. †	77,040
10,548	Tyson Foods, Inc., Class A	202,416
9,877	Walgreen Co.	396,463
16,900	Wal-Mart Stores, Inc.	879,645
		9,755,056
Energy — 8.1%
10,551	Anadarko Petroleum Corp.	864,338
4,000	Apache Corp.	523,680
4,600	Arch Coal, Inc.	165,784
8,260	Chesapeake Energy Corp.	276,875
18,539	Chevron Corp.	1,991,645
970	Cimarex Energy Co.	111,783
16,085	ConocoPhillips	1,284,548
385	Devon Energy Corp.	35,331
2,446	Diamond Offshore Drilling, Inc.	190,054
2,600	Ensco PLC ADR	150,384
56,081	Exxon Mobil Corp.	4,718,094
15,129	Halliburton Co.	754,029
2,539	Helmerich & Payne, Inc.	174,404
7,328	Hess Corp.	624,419
14,002	Marathon Oil Corp.	746,447
6,799	Murphy Oil Corp.	499,183
8,125	Nabors Industries, Ltd. †	246,838
8,986	Noble Corp.	409,941
2,282	Noble Energy, Inc.	220,555
2,432	Occidental Petroleum Corp.	254,120
1,537	Oceaneering International, Inc. †	137,485
4,381	Patterson-UTI Energy, Inc.	128,758
936	Peabody Energy Corp.	67,355
923	QEP Resources, Inc.	37,418
68	Rowan Cos., Inc. †	3,004
19,670	Schlumberger, Ltd.	1,834,424
4,224	Sunoco, Inc.	192,572
2,238	Superior Energy Services, Inc. †	91,758
1,581	Tesoro Corp. †	42,418
19,301	Valero Energy Corp.	575,556
5,870	Williams Cos., Inc. (The)	183,027
		17,536,227
Financials — 7.8%
9,135	ACE, Ltd.	591,035
10,023	Aflac, Inc.	529,014
6,315	American Express Co.	285,438
2,272	Ameriprise Financial, Inc.	138,774

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Financials (continued)
700	Arthur J. Gallagher & Co.	$21,287
2,507	Assurant, Inc.	96,545
100,743	Bank of America Corp.	1,342,904
546	Bank of Hawaii Corp.	26,110
22,601	Bank of New York Mellon Corp. (The)	675,092
7,407	Berkshire Hathaway, Inc., Class B †	619,447
1,320	BlackRock, Inc., Class A	265,333
10,120	CB Richard Ellis Group, Inc., Class A †	270,204
45,400	Charles Schwab Corp. (The)	818,562
14,754	Chubb Corp.	904,568
116,022	Citigroup, Inc. †	512,817
5,152	Discover Financial Services	124,266
1,219	East West Bancorp, Inc.	26,769
896	Everest Re Group, Ltd.	79,009
4,124	Fidelity National Financial, Inc., Class A	58,272
4,431	Goldman Sachs Group, Inc. (The)	702,181
15,745	Hartford Financial Services Group, Inc.	424,013
687	HCC Insurance Holdings, Inc.	21,510
10,043	Invesco, Ltd.	256,699
1,208	Jones Lang LaSalle, Inc.	120,486
63,504	JPMorgan Chase & Co.	2,927,535
4,497	KeyCorp	39,934
1,292	Leucadia National Corp.	48,502
22,253	MetLife, Inc.	995,377
25,900	Morgan Stanley	707,588
8,592	Northern Trust Corp.	436,044
866	Principal Financial Group, Inc.	27,807
3,466	Prudential Financial, Inc.	213,436
777	Raymond James Financial, Inc.	29,712
1,840	Reinsurance Group of America, Inc., Class A	115,515
10,708	State Street Corp.	481,217
1,919	Torchmark Corp.	127,575
1,029	Transatlantic Holdings, Inc.	50,081
10,368	Travelers Cos., Inc. (The)	616,689
9,259	Unum Group	243,049
168	W.R. Berkley Corp.	5,411
28,246	Wells Fargo & Co.	895,398
		16,871,205
Health Care — 5.8%
4,555	Abbott Laboratories	223,423
2,966	Aetna, Inc.	111,017
7,679	AmerisourceBergen Corp., Class A	303,781
10,077	Amgen, Inc. †	538,616
8,290	Baxter International, Inc.	445,753
2,188	Becton Dickinson and Co.	174,209
7,150	Biogen Idec, Inc. †	524,738
43,800	Boston Scientific Corp. †	314,922
983	C.R. Bard, Inc.	97,622
3,109	Cardinal Health, Inc.	127,873
2,937	CareFusion Corp. †	82,823
2,659	Cephalon, Inc. †	201,499
9,162	CIGNA Corp.	405,693
946	Community Health Systems, Inc. †	37,831
1,210	Covance, Inc. †	66,211
1,101	DaVita, Inc. †	94,147
19,310	Eli Lilly & Co.	679,133
2,175	Endo Pharmaceuticals Holdings, Inc. †	82,998
2,115	Express Scripts, Inc., Class A †	117,615
7,597	Forest Laboratories, Inc. †	245,383
1,852	Gilead Sciences, Inc. †	78,599
4,870	HCA Holdings, Inc. †	164,947
2,677	Health Net, Inc. †	87,538
5,955	Humana, Inc.	416,493

Shares		Value
Health Care (continued)
28,172	Johnson & Johnson	$1,669,191
1,894	Lincare Holdings, Inc.	56,176
2,937	Medco Health Solutions, Inc. †	164,942
21,100	Medtronic, Inc.	830,285
32,726	Merck & Co., Inc.	1,080,285
90,559	Pfizer, Inc.	1,839,253
3,355	Pharmaceutical Product Development, Inc.	92,967
17,722	UnitedHealth Group, Inc.	801,034
1,828	Universal Health Services, Inc., Class B	90,322
2,500	Vertex Pharmaceuticals, Inc. †	119,825
1,263	WellPoint, Inc.	88,145
825	Zimmer Holdings, Inc. †	49,937
		12,505,226
Industrials — 5.8%
1,989	3M Co.	185,971
33,400	ABB, Ltd. ADR	807,946
2,646	AGCO Corp. †	145,451
1,264	AMETEK, Inc.	55,452
13,300	Boeing Co. (The)	983,269
2,502	Caterpillar, Inc.	278,598
72	Cintas Corp.	2,179
363	Corrections Corp. of America †	8,857
6,127	CSX Corp.	481,582
11,984	Emerson Electric Co.	700,225
4,689	FedEx Corp.	438,656
54,156	General Electric Co.	1,085,828
8,835	Honeywell International, Inc.	527,538
1,710	Hubbell, Inc., Class B	121,461
7,800	Ingersoll-Rand PLC	376,818
8,200	Iron Mountain, Inc.	256,086
4,280	KBR, Inc.	161,656
731	Kirby Corp. †	41,879
3,003	Norfolk Southern Corp.	208,018
2,591	Oshkosh Corp. †	91,669
17,697	PACCAR, Inc.	926,438
537	Parker Hannifin Corp.	50,843
4,904	Pitney Bowes, Inc.	125,984
9,300	Raytheon Co.	473,091
2,337	RR Donnelley & Sons Co.	44,216
1,825	Ryder System, Inc.	92,345
61,060	Southwest Airlines Co.	771,188
4,740	Textron, Inc.	129,829
1,007	Thomas & Betts Corp. †	59,886
728	Timken Co.	38,074
12,727	Tyco International, Ltd.	569,788
1,639	Union Pacific Corp.	161,163
8,393	United Parcel Service, Inc., Class B	623,768
7,064	United Technologies Corp.	597,967
191	URS Corp. †	8,795
16,872	Waste Management, Inc.	630,001
2,050	WW Grainger, Inc.	282,244
		12,544,759
Information Technology — 10.8%
6,484	Advanced Micro Devices, Inc. †	55,762
2,200	Altera Corp.	96,844
995	AOL, Inc. †	19,432
6,896	Apple, Inc. †	2,402,911
14,369	Applied Materials, Inc.	224,444
12,599	Autodesk, Inc. †	555,742
6,278	BMC Software, Inc. †	312,268
1,179	Broadridge Financial Solutions, Inc.	26,752
9,320	CA, Inc.	225,357

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
114,189	Cisco Systems, Inc.	$1,958,341
3,636	Computer Sciences Corp.	177,182
30,536	Dell, Inc. †	443,077
3,902	eBay, Inc. †	121,118
9,485	EMC Corp. †	251,827
1,849	Fidelity National Information Services, Inc.	60,444
403	Fiserv, Inc. †	25,276
3,428	Google, Inc., Class A †	2,009,528
4,524	Harris Corp.	224,391
37,190	Hewlett-Packard Co.	1,523,674
59,332	Intel Corp.	1,196,727
11,433	International Business Machines Corp.	1,864,379
3,296	Intuit, Inc. †	175,018
1,237	Jack Henry & Associates, Inc.	41,922
3,500	Lam Research Corp. †	198,310
1,732	Lender Processing Services, Inc.	55,753
891	Lexmark International, Inc., Class A †	33,003
21,580	LSI Corp. †	146,744
4,676	MEMC Electronic Materials, Inc. †	60,601
30,090	Micron Technology, Inc. †	344,831
1,665	MICROS Systems, Inc. †	82,301
116,858	Microsoft Corp.	2,963,519
7,080	Motorola Mobility Holdings, Inc. †	172,752
11,831	Motorola Solutions, Inc. †	528,727
614	NetApp, Inc. †	29,583
1,635	Novell, Inc. †	9,695
2,182	Novellus Systems, Inc. †	81,018
34,874	Oracle Corp.	1,163,745
11,542	Paychex, Inc.	361,957
13,042	QUALCOMM, Inc.	715,093
6,379	SAIC, Inc. †	107,933
689	SanDisk Corp. †	31,756
248	Solera Holdings, Inc.	12,673
27,505	Symantec Corp. †	509,943
4,245	Synopsys, Inc. †	117,374
12,976	Tellabs, Inc.	67,994
6,468	Teradyne, Inc. †	115,195
8,250	Texas Instruments, Inc.	285,120
5,795	Total System Services, Inc.	104,426
4,045	VeriSign, Inc.	146,470
4,699	Vishay Intertechnology, Inc. †	83,360
8,148	Western Digital Corp. †	303,839
18,111	Western Union Co. (The)	376,165
7,843	Xerox Corp.	83,528
		23,285,824
Materials — 2.4%
4,302	Alcoa, Inc.	75,930
709	Ashland, Inc.	40,952
1,694	Ball Corp.	60,730
905	Cabot Corp.	41,892
1,784	CF Industries Holdings, Inc.	244,033
2,522	Dow Chemical Co. (The)	95,206
5,473	Ecolab, Inc.	279,232
8,937	EI du Pont de Nemours & Co.	491,267
14,656	Freeport-McMoRan Copper & Gold, Inc.	814,141
18,900	International Paper Co.	570,402
462	Lubrizol Corp.	61,890
1,436	MeadWestvaco Corp.	43,554
12,886	Monsanto Co.	931,142
934	Newmont Mining Corp.	50,978
15,211	Nucor Corp.	700,010
5,765	PPG Industries, Inc.	548,886

Shares		Value
Materials (continued)
482	Sealed Air Corp.	$12,850
2,267	Sherwin-Williams Co. (The)	190,405
		5,253,500
Telecommunication Services — 2.0%
8,200	American Tower Corp., Class A †	424,924
56,844	AT&T, Inc.	1,739,427
9,268	MetroPCS Communications, Inc. †	150,512
57,670	Qwest Communications International, Inc.	393,886
75,450	Sprint Nextel Corp. †	350,088
2,572	Telephone & Data Systems, Inc.	86,677
31,993	Verizon Communications, Inc.	1,233,010
		4,378,524
Utilities — 0.6%
2,304	Alliant Energy Corp.	89,695
1,130	Ameren Corp.	31,719
1,735	Atmos Energy Corp.	59,164
1,219	CenterPoint Energy, Inc.	21,406
5,746	CMS Energy Corp.	112,851
232	Consolidated Edison, Inc.	11,767
1,438	DTE Energy Co.	70,404
7,668	Edison International	280,572
722	Entergy Corp.	48,526
2,762	Integrys Energy Group, Inc.	139,509
9	NextEra Energy, Inc.	496
695	Nicor, Inc.	37,321
2,251	NV Energy, Inc.	33,517
797	OGE Energy Corp.	40,296
703	Oneok, Inc.	47,017
2,157	Pepco Holdings, Inc.	40,228
161	Progress Energy, Inc.	7,429
5,018	Questar Corp.	87,564
99	Southern Co.	3,773
3,381	TECO Energy, Inc.	63,427
2,539	UGI Corp.	83,533
3,213	Xcel Energy, Inc.	76,759
		1,386,973
Total Common Stock (Cost $102,542,768)		118,761,589

INVESTMENT IN UNDERLYING FUNDS — 44.8%
11,291,277	Wilshire Large Cap Core Plus Fund* (Cost $80,409,463)	97,104,986

EXCHANGE-TRADED FUND — 0.2%
2,953	SPDR S&P 500 ETF Trust (Cost $383,453)	391,302

Total Investments — 99.9%
(Cost $183,335,684)††		216,257,877
Other Assets & Liabilities, Net — 0.1%		141,927
NET ASSETS — 100.0%		$216,399,804

* Affiliated Fund.
† Non-income producing security.

ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
PLC — Public Limited Company

Wilshire Variable Insurance Trust
Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

S&P — Standard and Poor's
SPDR — Standard & Poor's Depositary Receipt

†† At March 31, 2011, the tax basis cost of the Fund’s investments was $183,335,684 and the unrealized appreciation and depreciation were $34,861,813 and $(1,939,620), respectively.

As of March 31, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WIL-QH-002-0500

Wilshire Variable Insurance Trust
Balanced Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

INVESTMENTS IN UNDERLYING FUNDS — 99.7%
10,763,322	Wilshire Large Cap Core Plus Fund*†	$91,918,766
6,486,955	Wilshire Variable Insurance Trust Income Fund*	78,038,068

Total Investments in Underlying Funds — 99.7%
(Cost $152,572,468) ††		169,956,834

Other Assets & Liabilities, Net — 0.3%		444,340
NET ASSETS — 100.0%		$170,401,174

* Affiliated Fund.
†
The Fund’s investment in the Wilshire Large Cap Core Plus Fund represents greater than 50% of the Fund’s total investments. The Wilshire Large Cap Core Plus Fund seeks capital appreciation. For further information, available upon request at no charge, on the Wilshire Large Cap Core Plus Fund, please go to the Wilshire Mutual Funds’ website at http://www.wilshirefunds.com.

††  At March 31, 2011, the tax basis cost of the Fund’s investments was $152,690,140 and the unrealized appreciation and depreciation were $18,849,898 and $(1,583,204), respectively.

As of March 31, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WIL-QH-002-0500

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

ASSET-BACKED SECURITIES — 4.4%
Ameriquest Mortgage Securities, Inc.
0.595%(a)	04/25/34	$99,674	$86,460
Amortizing Residential Collateral Trust
0.529%(a)	01/01/32	28,106	21,006
Bayview Financial Acquisition Trust
0.923%(a)	02/28/44	72,945	67,817
Bear Stearns Asset Backed Securities Trust
0.820%(a)	09/25/34	60,000	54,319
Citigroup Mortgage Loan Trust, Inc.
5.550%	08/25/35	200,000	147,615
Delta Funding Home Equity Loan Trust
7.040%	06/25/27	3,991	4,219
Education Funding Capital Trust I
1.520%(a)	12/15/42	150,000	143,637
1.760%(a)	12/15/42	150,000	142,158
Green Tree Financial Corp.
9.150%	01/15/18	8,650	4,606
Green Tree Home Improvement Loan Trust
7.600%	07/15/20	1,515	1,498
Green Tree Recreational Equipment & Consumer Trust
7.250%	03/15/29	15,410	10,272
Greenpoint Manufactured Housing
2.255%(a)	03/13/32	100,000	84,053
2.260%	11/22/31	75,000	63,634
2.266%(a)	02/20/32	100,000	84,055
3.252%(a)	03/18/29	125,000	102,569
3.754%(a)	11/17/31	225,000	190,933
3.754%(a)	06/19/29	50,000	40,999
3.760%(a)	02/20/30	50,000	41,027
Keycorp Student Loan Trust
0.563%(a)	10/25/32	189,205	178,250
Lehman XS Trust
0.510%(a)	02/25/46	233,512	140,459
MSDWCC Heloc Trust
0.439%(a)	07/25/17	16,920	15,083
Nelnet Student Loan Trust
1.783%(a)	04/25/24	200,000	205,279
Northstar Education Finance, Inc.
1.443%(a)	10/30/45	400,000	240,176
1.493%(a)	01/29/46	200,000	166,544
SACO I, Inc.
0.420%(a)	03/25/36	117,785	42,008
0.510%(a)	06/25/36	111,560	36,009
0.809%(a)	09/25/35	27,713	24,101
Saxon Asset Securities Trust
0.709%(a)	05/25/35	96,453	79,856

	Maturity Date	Par	Value

Securitized Asset Backed Receivables LLC Trust
0.479%(a)	02/25/37	$726,644	$299,880
SLM Student Loan Trust
0.740%(a)	09/16/24	300,000	277,137
WaMu Asset-Backed Certificates
0.340%(a)	05/25/47	207,852	204,175
0.420%(a)	05/25/47	1,300,000	988,034
0.539%(a)	05/25/47	1,300,000	544,222

Total Asset-Backed Securities
(Cost $6,444,512)			4,732,090

COLLATERALIZED MORTGAGE OBLIGATIONS — 44.5%
Agency Mortgage-Backed Obligations — 36.3%
FHLMC
4.000%	12/15/38	200,000	193,516
5.000%	08/01/33	436,028	458,250
5.000%	09/01/33	110,651	116,290
5.000%	09/01/33	172,931	181,744
5.000%	10/01/33	351,407	369,316
5.000%	09/01/33	344,544	362,103
5.571%(a)	05/01/37	600,462	638,253
5.572%(a)	01/01/38	457,064	488,040
FHLMC Multifamily Structured Pass Through Certificates, IO
1.231%(a)	01/25/20	1,369,469	91,145
1.414%(a)	04/25/20	416,849	31,481
1.686%(a)	08/25/20	458,412	41,875
1.843%(a)	06/25/20	418,162	42,181
FHLMC TBA
3.500%	04/01/41	500,000	469,766
5.500%	05/01/41	100,000	106,359
FNMA
5.500%	11/01/36	370,297	397,123
5.500%	04/01/36	619,485	657,781
5.500%	09/01/35	1,426,587	1,533,057
5.911%(a)	01/01/37	268,525	286,679
6.000%	12/01/39	929,297	1,012,481
7.000%	05/01/32	39,312	45,656
9.750%	11/25/18	350,445	408,992
9.750%	08/25/19	97,367	112,322
FNMA TBA
3.500%	04/01/26	300,000	300,750
3.500%	04/01/41	200,000	188,312
4.500%	05/01/41	200,000	202,688
4.500%	04/01/41	3,700,000	3,765,327
5.000%	05/01/41	2,600,000	2,711,314
5.000%	04/01/41	3,400,000	3,556,720
5.500%	04/01/41	1,300,000	1,390,187
5.500%	05/01/41	1,400,000	1,492,750
6.000%	05/01/41	500,000	542,500
6.000%	04/01/41	1,300,000	1,413,750
6.500%	04/01/41	2,000,000	2,241,562
GNMA
0.660%(a)	12/20/60	209,046	207,706
0.740%(a)	03/20/61	200,000	199,500
0.781%(a)	03/20/61	100,000	100,000
4.500%	03/15/40	70,228	72,580

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value
Agency Mortgage-Backed Obligations (continued)
5.000%	04/15/40	$191,256	$204,379
5.000%	05/15/40	386,413	412,926
5.000%	09/20/40	189,606	201,486
5.000%	08/20/40	2,092,358	2,223,457
5.000%	11/20/40	290,857	309,081
5.500%	05/15/36	93,335	101,337
6.000%	05/15/33	96,497	106,770
6.000%	03/15/37	103,171	113,670
6.000%	03/15/35	721,098	802,823
6.500%	10/20/37	589,562	662,582
GNMA TBA
4.500%	04/01/41	1,400,000	1,441,562
4.500%	05/01/41	5,100,000	5,234,671
5.000%	04/01/41	100,000	106,047
5.500%	04/01/41	100,000	108,281
6.000%	04/15/41	100,000	110,000
6.000%	04/01/41	100,000	109,125
NCUA Guaranteed Notes
2.650%	10/29/20	148,320	145,902
2.900%	10/29/20	10,000	9,736
			38,833,891

Non-Agency Mortgage-Backed Obligations — 8.2%
American Home Mortgage Assets
0.479%(a)	05/25/46	216,956	45,596
Asset Securitization Corp.
7.070%(a)	02/14/43	100,000	105,955
Banc of America Commercial Mortgage, Inc.
5.620%	02/10/51	10,000	10,551
5.658%(a)	06/10/49	60,000	62,793
Banc of America Funding Corp.
3.051%(a)	09/20/35	1,327,134	792,766
Banc of America Mortgage Securities, Inc.
2.747%(a)	02/25/34	18,843	15,570
Bear Stearns Adjustable Rate Mortgage Trust
2.783%(a)	02/25/34	46,935	41,158
3.242%(a)	11/25/34	63,000	53,646
Citigroup Mortgage Loan Trust, Inc.
2.807%(a)	02/25/34	64,982	63,452
2.983%(a)	09/25/34	62,403	60,432
Countrywide Alternative Loan Trust
0.464%(a)	03/20/46	73,668	42,511
3.079%(a)	09/25/34	104,862	76,390
First Horizon Asset Securities, Inc.
2.750%(a)	02/25/35	281,197	254,136
GE Capital Commercial Mortgage Corp.
5.543%	12/10/49	210,000	218,787
Greenpoint Mortgage Funding Trust
0.460%(a)	04/25/36	537,686	316,885

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligations (continued)
Harborview Mortgage Loan Trust
0.404%(a)	01/25/47	$771,348	$486,085
0.474%(a)	05/19/35	125,103	85,231
Homebanc Mortgage Trust
0.550%(a)	05/25/37	105,678	93,595
Impac CMB Trust
0.790%(a)	05/25/35	105,168	82,216
Indymac INDA Mortgage Loan Trust
5.861%(a)	11/25/37	84,665	70,196
Indymac Index Mortgage Loan Trust
0.370%(a)	07/25/36	298,043	162,443
0.449%(a)	06/25/47	269,287	144,639
0.510%(a)	06/25/35	457,088	317,664
2.747%(a)	03/25/35	102,752	87,502
5.033%(a)	09/25/35	70,201	62,914
JP Morgan Chase Commercial Mortgage Securities Corp.
5.280%(a)	01/12/43	100,000	106,637
5.420%	01/15/49	100,000	105,464
LB-UBS Commercial Mortgage Trust
4.954%	09/15/30	500,000	533,769
Luminent Mortgage Trust
0.439%(a)	05/25/46	232,912	130,656
Master Adjustable Rate Mortgages Trust
0.449%(a)	05/25/47	738,927	421,059
1.123%(a)	12/25/46	278,510	101,851
2.626%(a)	02/25/35	255,776	223,286
3.589%(a)	12/25/34	16,705	12,897
Merrill Lynch
5.485%(a)	03/12/51	30,000	31,421
Morgan Stanley Capital I
4.989%	08/13/42	240,000	255,899
5.692%(a)	04/15/49	400,000	421,435
5.726%(a)	10/15/42	90,000	98,601
6.957%(a)	04/15/33	96,519	96,432
Morgan Stanley Mortgage Loan Trust
0.399%(a)	03/25/36	134,966	33,528
0.570%(a)	01/25/35	347,416	270,503
2.644%(a)	07/25/35	156,052	117,707
2.930%(a)	07/25/34	70,005	63,008
2.947%(a)	08/25/34	104,944	86,407
Prime Mortgage Trust
8.000%	07/25/34	153,405	151,959
Residential Accredit Loans, Inc.
0.340%(a)	10/25/46	18,117	17,764
Residential Asset Securitization Trust
4.750%	02/25/19	356,836	370,536
Sequoia Mortgage Trust
0.454%(a)	07/20/36	290,313	239,590
Structured Adjustable Rate Mortgage Loan Trust
2.509%(a)	01/25/35	122,540	108,164
2.721%(a)	11/25/34	108,015	84,247

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Non-Agency Mortgage-Backed Obligations (continued)
WaMu Mortgage Pass-Through Certificates
0.479%(a)	04/25/45	$111,823	$96,398
0.569%(a)	08/25/45	293,933	250,237
2.580%(a)	02/25/33	72,151	69,453
2.718%(a)	10/25/33	301,941	300,698
2.722%(a)	10/25/35	153,640	145,638
Washington Mutual MSC Mortgage Pass-Through Certificates
2.652%(a)	01/25/35	44,533	42,879
Wells Fargo Mortgage Backed Securities Trust
2.908%(a)	04/25/36	40,673	35,867
			8,777,103

Total Collateralized Mortgage Obligations
(Cost $49,547,701)			47,610,994

CORPORATE BONDS — 24.3%
Consumer Discretionary — 2.6%
Boyd Gaming Corp.
7.125%	02/01/16	10,000	9,525
Cablevision Systems Corp.
7.750%	04/15/18	510,000	550,800
Comcast Corp.
6.500%	01/15/15	665,000	752,562
Cricket Communications, Inc.
7.750%	05/15/16	80,000	85,000
CSC Holdings LLC
8.625%	02/15/19	10,000	11,450
Daimler Finance North America LLC
6.500%	11/15/13	30,000	33,503
7.300%	01/15/12	135,000	141,803
DISH DBS Corp.
7.000%	10/01/13	20,000	21,600
7.750%	05/31/15	40,000	43,800
7.875%	09/01/19	45,000	48,712
Inn of the Mountain Gods Resort & Casino
1.250%(b)	11/30/20	6,000	3,270
8.750%(b)	11/30/20	3,000	2,948
McDonald's Corp. MTN
5.350%	03/01/18	80,000	89,742
MGM Resorts International
7.625%	01/15/17	20,000	18,875
10.375%	05/15/14	5,000	5,725
11.125%	11/15/17	20,000	22,900
Mohegan Tribal Gaming Authority
8.000%	04/01/12	5,000	4,462
Motors Liquidation Co.
8.250%(c)	07/15/23	70,000	19,950
8.375%(c)	07/05/33	30,000	11,795

	Maturity Date	Par	Value

Consumer Discretionary (continued)
News America, Inc.
6.650%	11/15/37	$10,000	$10,488
Reed Elsevier Capital, Inc.
8.625%	01/15/19	120,000	152,068
Service Corp. International
7.500%	04/01/27	30,000	28,500
Station Casinos, Inc.
6.000%(c)(h)	04/01/12	20,000	2
7.750%(c)(h)	08/15/16	70,000	7
Time Warner Cable, Inc.
5.875%	11/15/40	130,000	122,154
6.750%	06/15/39	50,000	52,278
7.300%	07/01/38	130,000	143,930
8.250%	04/01/19	180,000	219,281
8.750%	02/14/19	80,000	99,887
TL Acquisitions, Inc.
10.500%(b)	01/15/15	10,000	10,200
Verizon Global Funding Corp.
4.375%	06/01/13	35,000	37,199
			2,754,416
Consumer Staples — 1.1%
Altria Group, Inc.
9.250%	08/06/19	170,000	221,862
CVS Caremark Corp.
6.600%	03/15/19	230,000	263,828
Kraft Foods, Inc.
5.375%	02/10/20	320,000	337,839
PepsiCo, Inc.
7.900%	11/01/18	41,000	52,117
Reynolds American, Inc.
6.750%	06/15/17	90,000	102,920
Reynolds Group Issuer, Inc.
6.875%(b)	02/15/21	170,000	171,275
			1,149,841
Energy — 3.5%
Anadarko Petroleum Corp.
8.700%	03/15/19	10,000	12,249
Apache Corp.
6.000%	09/15/13	180,000	199,118
Baker Hughes, Inc.
7.500%	11/15/18	200,000	249,661
Complete Production Services, Inc.
8.000%	12/15/16	75,000	79,125
ConocoPhillips
4.750%	10/15/12	80,000	84,796
5.900%	05/15/38	120,000	126,365
Consol Energy, Inc.
6.375%(b)	03/01/21	60,000	60,075
8.000%	04/01/17	30,000	32,850

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Energy (continued)
El Paso Corp. MTN
7.800%	08/01/31	$611,000	$677,819
Energy Transfer Partners LP
6.700%	07/01/18	160,000	181,276
Enterprise Products Operating LLC
6.500%	01/31/19	250,000	284,144
Hess Corp.
7.300%	08/15/31	117,000	137,178
7.875%	10/01/29	60,000	74,085
8.125%	02/15/19	130,000	163,195
Kerr-McGee Corp.
6.950%	07/01/24	110,000	121,673
7.875%	09/15/31	175,000	199,618
Kinder Morgan Energy Partners LP
5.000%	12/15/13	25,000	27,029
5.850%	09/15/12	10,000	10,637
6.000%	02/01/17	150,000	166,928
7.125%	03/15/12	5,000	5,282
Pemex Project Funding Master Trust
6.625%	06/15/35	207,000	207,644
SandRidge Energy, Inc.
9.875%(b)	05/15/16	80,000	88,800
Tennessee Gas Pipeline Co.
7.625%	04/01/37	150,000	177,028
Williams Cos., Inc.
7.500%	01/15/31	269,000	314,702
7.750%	06/15/31	40,000	47,505
Williams Partners
5.250%	03/15/20	40,000	41,727
			3,770,509
Financials — 9.7%
American Express Co.
6.800%(a)	09/01/66	115,000	117,300
American Express Credit Corp. MTN
5.125%	08/25/14	230,000	248,101
5.875%	05/02/13	70,000	75,579
American International Group, Inc.
5.850%	01/16/18	40,000	41,666
6.250%	03/15/37	200,000	183,000
6.400%	12/15/20	480,000	512,301
Anadarko Finance Co.
7.500%	05/01/31	100,000	110,399
BAC Capital Trust XIV
5.630%(a)	03/15/12	10,000	7,700
Bank of America Corp.
7.625%	06/01/19	290,000	335,878
Berkshire Hathaway, Inc.
3.200%	02/11/15	80,000	82,349
Boeing Capital Corp.
4.700%	10/27/19	70,000	73,906

	Maturity Date	Par	Value

Financials (continued)
Caterpillar Financial Services Corp. MTN
6.200%	09/30/13	$260,000	$289,900
Citigroup, Inc.
5.000%	09/15/14	315,000	328,924
5.500%	10/15/14	30,000	32,358
6.000%	12/13/13	290,000	315,325
6.010%	01/15/15	100,000	109,282
6.500%	08/19/13	60,000	65,638
6.875%	03/05/38	250,000	274,736
Countrywide Financial Corp.
6.250%	05/15/16	50,000	53,379
FIA Card Services
7.125%	11/15/12	510,000	549,441
Ford Motor Credit Co. LLC
5.560%(a)	06/15/11	103,000	103,781
General Electric Capital Corp. MTN
5.300%	02/11/21	210,000	213,290
5.625%	05/01/18	260,000	281,503
6.375%(a)	11/15/67	420,000	431,550
6.875%	01/10/39	470,000	524,517
Goldman Sachs Capital II
5.793%(a)	12/29/49	20,000	17,250
Goldman Sachs Group, Inc. MTN
3.625%	08/01/12	30,000	30,938
4.750%	07/15/13	20,000	21,194
5.250%	10/15/13	40,000	42,954
5.300%	02/14/12	10,000	10,390
5.375%	03/15/20	310,000	314,754
5.450%	11/01/12	50,000	53,142
6.000%	06/15/20	10,000	10,571
6.250%	02/01/41	270,000	268,882
6.600%	01/15/12	310,000	324,040
HSBC Finance Corp.
6.375%	11/27/12	40,000	43,046
JPMorgan Chase & Co.
4.250%	10/15/20	110,000	105,128
4.400%	07/22/20	140,000	135,289
5.125%	09/15/14	545,000	584,959
5.150%	10/01/15	200,000	214,241
5.750%	01/02/13	195,000	208,469
Lehman Brothers Holdings Capital Trust VII MTN
5.857%(c)	11/29/49	200,000	20
Lehman Brothers Holdings, Inc. MTN
6.500%(c)	07/19/17	160,000	128
6.750%(c)	12/28/17	340,000	34
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/18	70,000	77,858
MetLife, Inc.
4.750%	02/08/21	80,000	80,182
5.875%	02/06/41	160,000	161,322
6.400%	12/15/36	40,000	38,524
Morgan Stanley MTN
0.753%(a)	10/18/16	40,000	37,409

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Financials (continued)
Morgan Stanley MTN (continued)
5.625%	01/09/12	$300,000	$311,482
5.750%	08/31/12	70,000	74,253
6.625%	04/01/18	100,000	109,911
Private Export Funding Corp.
4.950%	11/15/15	260,000	288,976
SLM Corp. MTN
5.000%	04/15/15	10,000	10,068
5.050%	11/14/14	50,000	50,471
5.625%	08/01/33	25,000	21,374
SunTrust Preferred Capital I
5.853%(a)	12/15/11	11,000	8,745
Wachovia Capital Trust III
5.570%(a)	12/31/49	320,000	293,600
Wachovia Corp.
5.625%	10/15/16	690,000	745,653
Wells Fargo & Co.
3.676%	06/15/16	100,000	100,591
5.000%	11/15/14	5,000	5,344
5.300%	08/26/11	90,000	91,705
Wells Fargo Capital X
5.950%	12/15/36	100,000	98,465
			10,353,165
Health Care — 2.0%
Abbott Laboratories
5.125%	04/01/19	210,000	226,913
GlaxoSmithKline Capital, Inc.
5.650%	05/15/18	210,000	236,009
HCA, Inc.
6.250%	02/15/13	14,000	14,525
7.500%	11/15/95	20,000	16,400
7.690%	06/15/25	30,000	28,575
HCA, Inc. PIK
9.625%	11/15/16	21,037	22,667
Humana, Inc.
7.200%	06/15/18	130,000	147,758
Medtronic, Inc.
4.450%	03/15/20	80,000	81,957
Tenet Healthcare Corp.
8.875%	07/01/19	740,000	843,600
9.000%	05/01/15	20,000	22,000
9.250%	02/01/15	71,000	78,189
10.000%	05/01/18	60,000	70,275
UnitedHealth Group, Inc.
3.875%	10/15/20	30,000	28,560
5.700%	10/15/40	60,000	58,494
6.000%	02/15/18	40,000	44,490
WellPoint, Inc.
5.875%	06/15/17	20,000	22,433
Wyeth
5.950%	04/01/37	200,000	213,811
			2,156,656

	Maturity Date	Par	Value
Industrials — 0.9%
Boeing Co.
4.875%	02/15/20	$40,000	$42,742
6.000%	03/15/19	100,000	115,060
Delta Air Lines, Inc.
6.821%	08/10/22	313,959	324,162
RailAmerica, Inc.
9.250%	07/01/17	96,000	106,200
United Parcel Service, Inc.
4.500%	01/15/13	330,000	350,600
			938,764
Materials — 0.5%
Alcoa, Inc.
6.000%	07/15/13	10,000	10,913
Freeport-McMoRan Copper & Gold, Inc.
8.375%	04/01/17	345,000	380,362
PPG Industries, Inc.
5.750%	03/15/13	30,000	32,352
6.650%	03/15/18	30,000	34,921
Steel Dynamics, Inc.
6.750%	04/01/15	60,000	61,425
7.375%	11/01/12	5,000	5,325
			525,298
Telecommunication Services — 1.4%
AT&T, Inc.
5.100%	09/15/14	80,000	87,484
6.550%	02/15/39	110,000	114,646
Bellsouth Capital Funding Corp.
7.875%	02/15/30	160,000	193,217
BellSouth Corp.
4.750%	11/15/12	10,000	10,580
New Cingular Wireless Services, Inc.
8.125%	05/01/12	85,000	91,485
Qwest Communications International, Inc.
7.500%	02/15/14	28,000	28,455
Qwest Corp.
6.875%	09/15/33	20,000	20,025
Sprint Capital Corp.
6.900%	05/01/19	230,000	237,475
8.750%	03/15/32	25,000	26,594
Verizon Communications, Inc.
4.600%	04/01/21	130,000	129,444
5.500%	02/15/18	210,000	228,937
6.000%	04/01/41	200,000	199,226
6.100%	04/15/18	165,000	184,928
			1,552,496
Utilities — 2.6%
AES Corp. (The)
8.000%	06/01/20	240,000	259,200

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Utilities (continued)
Dominion Resources, Inc.
5.700%	09/17/12	$260,000	$276,359
Duke Energy Carolinas LLC
5.625%	11/30/12	380,000	407,072
Energy Future Holdings Corp. PIK
11.250%	11/01/17	211,618	175,114
Energy Future Intermediate Holding Co. LLC
10.000%	12/01/20	352,000	373,006
Exelon Corp.
5.625%	06/15/35	200,000	186,422
FirstEnergy Corp.
6.450%	11/15/11	7,000	7,209
7.375%	11/15/31	330,000	357,458
NRG Energy, Inc.
7.375%	01/15/17	20,000	20,850
7.375%	02/01/16	35,000	36,225
Pacific Gas & Electric Co.
5.800%	03/01/37	10,000	10,109
8.250%	10/15/18	20,000	25,547
Southern Natural Gas Co.
5.900%(b)	04/01/17	30,000	33,378
8.000%	03/01/32	75,000	91,519
Tennessee Valley Authority
3.875%	02/15/21	490,000	491,619
5.250%	09/15/39	100,000	104,879
			2,855,966
Total Corporate Bonds
(Cost $25,313,714)			26,057,111

FOREIGN BONDS (f) — 8.1%
Australia — 1.1%
BHP Billiton Finance USA, Ltd.
6.500%	04/01/19	280,000	330,609
Rio Tinto Finance USA, Ltd.
9.000%	05/01/19	400,000	525,648
6.500%	07/15/18	250,000	287,847
			1,144,104
Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
5.375%	01/15/20	200,000	214,660

Canada — 1.8%
Conoco Funding Co.
7.250%	10/15/31	35,000	42,825
Hydro Quebec
6.300%	05/11/11	60,000	60,368
Province of Ontario Canada
4.400%	04/14/20	380,000	393,340

	Maturity Date	Par	Value

Canada (continued)
Province of Ontario Canada (continued)
3.150%	12/15/17	$1,010,000	$999,678
2.700%	06/16/15	490,000	499,348
Rogers Communications, Inc.
6.750%	03/15/15	10,000	11,473
6.375%	03/01/14	10,000	11,216
Teck Resources, Ltd.
10.250%	05/15/16	6,000	7,215
9.750%	05/15/14	4,000	4,860
			2,030,323
Cayman Islands — 0.9%
MUFG Capital Finance 1, Ltd.
6.346%(a)	07/25/49	100,000	100,148
Petrobras International Finance Co.
6.125%	10/06/16	90,000	99,733
5.750%	01/20/20	10,000	10,316
5.375%	01/27/21	300,000	300,905
Systems 2001 AT LLC
6.664%(b)	09/15/13	239,529	255,697
Vale Overseas, Ltd.
6.875%	11/21/36	185,000	196,999
			963,798
France — 0.1%
Cie Generale de Geophysique-Veritas
7.750%	05/15/17	70,000	73,588

Luxembourg — 0.3%
FMC Finance III SA
6.875%	07/15/17	145,000	153,156
Intelsat Jackson Holdings SA
9.500%	06/15/16	15,000	15,825
Tyco International Finance SA
6.000%	11/15/13	210,000	232,479
			401,460
Mexico — 0.4%
America Movil SAB de CV
5.625%	11/15/17	80,000	88,112
5.000%	03/30/20	100,000	103,110
Kansas City Southern de Mexico SA de CV
12.500%	04/01/16	36,000	43,740
Mexico Government International Bond MTN
6.750%	09/27/34	152,000	171,456
			406,418
Netherlands — 0.4%
Deutsche Telekom International Finance BV
5.750%	03/23/16	195,000	218,320

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

	Maturity Date	Par	Value

Netherlands (continued)
Shell International Finance BV
4.375%	03/25/20	$230,000	$237,427
			455,747
Russia — 0.5%
Russia Federation
7.500% (e)	03/31/30	443,025	516,403

Sweden — 0.2%
Svensk Exportkredit AB
1.750%	10/20/15	170,000	164,978

Switzerland — 0.5%
UBS AG
3.875%	01/15/15	260,000	266,478
2.250%	01/28/14	250,000	250,470
			516,948
United Kingdom — 1.7%
BP Capital Markets PLC
5.250%	11/07/13	270,000	291,995
3.875%	03/10/15	90,000	93,453
Diageo Capital PLC
4.828%	07/15/20	390,000	403,128
Lloyds TSB Bank PLC
6.375%	01/21/21	320,000	333,471
Royal Bank of Scotland Group PLC MTN
6.400%	10/21/19	180,000	185,309
5.050%	01/08/15	60,000	60,014
5.000%	10/01/14	30,000	30,084
5.000%	11/12/13	30,000	30,402
4.875%	03/16/15	100,000	103,937
3.950%	09/21/15	130,000	130,099
0.000%	09/29/17	100,000	79,500
			1,741,392
Total Foreign Bonds
(Cost $8,337,457)			8,629,819

MUNICIPAL BONDS — 1.4%
Birmingham Commercial Development Authority RB
5.500%	04/01/41	10,000	9,813
Imperial Irrigation District, RB
5.125%	11/01/38	20,000	18,306
Kentucky Higher Education Student Loan Corp. RB
1.504% (a)	05/01/34	50,000	48,468

	Maturity Date	Par	Value

Los Angeles Department of Airports RB
5.250%	05/15/39	$20,000	$19,177
5.000%	05/15/35	10,000	9,489
5.000%	05/15/40	10,000	9,237
Los Angeles Department of Water & Power RB
6.574%	07/01/45	70,000	72,466
Metropolitan Atlanta Rapid Transit Authority RB
5.000%	07/01/39	20,000	19,496
Municipal Electric Authority of Georgia RB
6.655%	04/01/57	40,000	37,606
6.637%	04/01/57	60,000	57,000
New York Liberty Development Corp. RB
5.250%	10/01/35	100,000	95,493
New York State Dormitory Authority RB
5.000%	07/01/40	20,000	18,969
New York State Environmental Facilities Corp. RB
5.125%	06/15/38	30,000	29,758
North Carolina State Education Assistance Authority
1.203%	07/25/41	194,971	189,007
North Texas Higher Education Authority RB
1.203% (a)	07/01/30	215,000	205,624
Northstar Education Finance, Inc. RB
1.493% (a)	01/29/46	200,000	164,344
Port Authority of New York & New Jersey RB
5.000%	01/15/41	70,000	67,271
San Francisco City & County Public Utilities Commission RB
5.000%	11/01/39	20,000	18,731
San Mateo County Community College District GO
5.000%	09/01/38	50,000	48,475
State of California, Build America Bonds GO
7.300%	10/01/39	100,000	105,425
State of Illinois GO
5.877%	03/01/19	110,000	109,863
5.665%	03/01/18	110,000	109,790
Triborough Bridge & Tunnel Authority RB
5.000%	11/15/37	30,000	29,266
Total Municipal Bonds
(Cost $1,495,253)			1,493,074

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

		Shares/Par	Value
PREFERRED STOCK — 0.2%
Citigroup Capital XII, 8.500%		2,975	$78,332
Federal Home Loan Mortgage Corp., Series Z, 8.375%		14,850	25,245
Federal National Mortgage Association, Series O, 0.000%		500	1,425
Federal National Mortgage Association, Series S, 8.250%		10,775	18,318
Motors Liquidation Co., Series C, Cnv †, 6.250%		2,000	14,620
Motors Liquidation Co., Series B, Cnv †, 5.250%		6,250	45,312

Total Preferred Stock
(Cost $903,361)			183,252
	Maturity Date
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.5%
FHLB
0.125% (d)	06/17/11	$3,200,000	3,199,144
FHLMC
0.230% (d)	04/19/11	1,000,000	999,885
0.750% (e)	06/30/11	880,000	870,587
1.750%	09/10/15	1,030,000	1,010,970
FHLMC STRIPS
9.193% (d)	03/15/31	1,170,000	414,176
FNMA
7.569% (d)	10/09/19	920,000	625,029
0.500% (e)	08/10/11	530,000	529,789
1.000% (e)	07/27/11	350,000	348,237
2.000%	04/15/13	810,000	810,491
5.125%	01/02/14	1,210,000	1,320,277
5.250%	08/01/12	490,000	518,289
6.625%	11/15/30	490,000	618,674

Total U.S. Government & Agency Obligations (Cost $11,206,287)			11,265,548
U.S. TREASURY OBLIGATIONS — 14.5%
U.S. Treasury Bonds
8.000%	11/15/21	1,050,000	1,466,388
4.375%	11/15/39	160,000	156,525
4.375%	05/15/40	495,000	483,942
U.S. Treasury Inflationary Protection Securities (g)
3.875%	04/15/29	482,188	645,324
3.625%	04/15/28	108,910	140,482
2.500%	01/15/29	1,040,954	1,179,307
2.125%	02/15/41	351,915	371,906
2.125%	02/15/40	346,377	366,315
U.S. Treasury Notes
3.625%	02/15/21	1,840,000	1,866,163
2.875%	03/31/18	1,030,000	1,028,632
2.750%	02/28/18	3,830,000	3,800,976
2.125%	02/29/16	3,230,000	3,219,906
1.250%	02/15/14	50,000	50,031
0.500%	11/15/13	10,000	9,849
U.S. Treasury STRIPS
4.853% (d)	02/15/25	680,000	376,311

	Maturity Date	Par/Shares	Value
U.S. Treasury STRIPS (continued)
4.842% (d)	11/15/24	$680,000	$381,666

Total U.S. Treasury Obligations (Cost $15,310,764)			15,543,723

ESCROW SECURITY — 0.0%
CB Premiere Escrow Security †(h)(i) (Cost $0)	10,000	—

Total Investments — 107.9%
(Cost $118,559,049)††		115,515,611
Other Assets & Liabilities, Net — (7.9)%		(8,489,560)
NET ASSETS — 100.0%		$107,026,051

TBA SALES COMMITMENTS — (2.2)%
COLLATERALIZED MORTAGE OBLIGATIONS — (2.2)%
FNMA TBA
4.500%	04/01/41	$(1,900,000)	$(1,933,546)
5.000%	04/01/41	(400,000)	(418,438)

Total TBA Sales Commitments
(Proceeds $2,351,766)			$(2,351,984)

†	Non-income producing security.
(a)	Variable Rate Security - The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2011.
(b)
Security sold within terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Trustees.

(c)	Security is in default on interest payments.
(d)	Zero Coupon Bond. The rate shown is the effective yield at time of purchase.
(e)	Step Bond - The rate shown is the effective yield on March 31, 2011. The coupon on a step bond changes on a specified date.
(f)	Foreign security denominated in U.S. currency.
(g)	Inflation protected security. Principal amount periodically adjusted for inflation.
(h)	Security considered illiquid. The total value of such securities as of March 31, 2011 was $9 and represented less than 1% of Net Assets.
(i)	Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2011, the total market value of this security was $0 and represented 0.0% of Net Assets.

Wilshire Variable Insurance Trust
Income Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Cnv — Convertible
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
IO — Interest Only
LLC — Limited Liability Company
LP — Limited Partnership
MTN — Medium Term Note
NCUA — National Credit Union Association
PIK — Payment-in-Kind
PLC — Public Limited Company
RB — Revenue Bond
STRIPS — Separately Traded Registered Interest and Principal Security
TBA — To Be Announced

Amounts designated as “—“ are $0 or have been rounded to $0.

†† At March 31, 2011, the tax basis cost of the Fund’s investments was $118,559,049 and the unrealized appreciation and depreciation were $3,241,402 and $(6,284,840), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3		Total
Investment in Securities
Asset-Backed Securities	$—	$4,732,090	$—		$4,732,090
Collateralized Mortgage Obligations	—	47,610,994	—		47,610,994
Corporate Bonds	—	26,057,111	—		26,057,111
Foreign Bonds	—	8,629,819	—		8,629,819
Municipal Bonds	—	1,493,074	—		1,493,074
Preferred Stock	121,895	61,357	—		183,252
U.S. Government & Agency Obligations	—	11,265,548	—		11,265,548
U.S. Treasury Obligations	—	15,543,723	—		15,543,723
Escrow Security	—	—	—	^	—
Total Investment in Securities	$121,895	$115,393,716	$—		$115,515,611

	Level 1	Level 2	Level 3		Total
TBA Sales Commitments
Collateralized Mortgage Obligations	$—	$(2,351,984)	$—		$(2,351,984)

^ This security was categorized as Level 3 and had a market value of $0 as of March 31, 2011 and the value has remained zero throughout the period ended March 31, 2011. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2011.

For the period ended March 31, 2011, the transfers out of Level 1 and into Level 2 were $1,045. The transfers were related to the use of trading versus bid prices of preferred stock.

WIL-QH-002-0500

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 98.5%††
Consumer Discretionary — 14.4%
1,166	99 Cents Only Stores †	$22,853
627	AFC Enterprises, Inc. †	9,486
584	Ambassadors Group, Inc.	6,395
1,778	American Axle & Manufacturing Holdings, Inc. †	22,385
79	American Greetings Corp., Class A	1,864
545	American Public Education, Inc. †	22,045
146	America's Car-Mart, Inc. †	3,764
10,104	Amerigon, Inc. †	154,288
750	Ameristar Casinos, Inc.	13,312
1,743	ANN, Inc. †	50,739
789	Arbitron, Inc.	31,584
353	Archipelago Learning, Inc. †	3,018
869	Asbury Automotive Group, Inc. †	16,068
1,656	Ascena Retail Group, Inc. †	53,671
434	Ballantyne Strong, Inc. †	3,112
2,734	Belo Corp., Class A †	24,087
616	Big 5 Sporting Goods Corp.	7,343
6,288	BJ's Restaurants, Inc. †	247,307
373	Blue Nile, Inc. †	20,138
50	Blyth, Inc.	1,624
106	Body Central Corp. †	2,462
130	Bon-Ton Stores, Inc. (The)	2,015
253	Bravo Brio Restaurant Group, Inc. †	4,476
576	Bridgepoint Education, Inc. †	9,850
884	Brown Shoe Co., Inc.	10,802
2,630	Brunswick Corp.	66,881
734	Buckle, Inc. (The)	29,654
536	Buffalo Wild Wings, Inc. †	29,174
574	California Pizza Kitchen, Inc. †	9,689
500	Cambium Learning Group, Inc. †	1,700
497	Capella Education Co. †	24,746
227	Caribou Coffee Co., Inc. †	2,309
180	Carmike Cinemas, Inc. †	1,287
389	Carrols Restaurant Group, Inc. †	3,606
1,700	Carter's, Inc. †	48,671
1,120	Casual Male Retail Group, Inc. †	5,499
831	Cato Corp. (The), Class A	20,360
46	Cavco Industries, Inc. †	2,077
608	CEC Entertainment, Inc.	22,940
1,787	Cheesecake Factory, Inc. (The) †	53,771
243	Cherokee, Inc.	4,194
695	Children's Place Retail Stores, Inc. (The) †	34,632
617	Christopher & Banks Corp.	3,998
64	Churchill Downs, Inc.	2,656
6,571	Cinemark Holdings, Inc.	127,149
443	Citi Trends, Inc. †	9,874
940	Coinstar, Inc. †	43,165
1,813	Coldwater Creek, Inc. †	4,786
1,315	Collective Brands, Inc. †	28,378
1,816	Cooper Tire & Rubber Co.	46,762
48	Core-Mark Holding Co., Inc. †	1,586
2,300	Corinthian Colleges, Inc. †	10,166
161	CPI Corp.	3,624
654	Cracker Barrel Old Country Store, Inc.	32,138
2,543	CROCS, Inc. †	45,367
280	Culp, Inc. †	2,598
3,842	Dana Holding Corp. †	66,813
1,148	Deckers Outdoor Corp. †	98,900
2,955	Denny's Corp. †	11,997
302	Destination Maternity Corp.	6,967
532	DineEquity, Inc. †	29,249

Shares		Value
Consumer Discretionary (continued)
396	Domino's Pizza, Inc. †	$7,298
337	Dorman Products, Inc. †	14,184
216	Drew Industries, Inc.	4,823
2,791	Drugstore.com, Inc. †	10,745
421	DSW, Inc., Class A †	16,823
7,981	Eastman Kodak Co. †	25,779
173	Einstein Noah Restaurant Group, Inc.	2,816
834	Empire Resorts, Inc. †	517
596	Entercom Communications Corp., Class A †	6,568
1,521	Entravision Communications Corp., Class A †	4,122
254	Ethan Allen Interiors, Inc.	5,563
554	Exide Technologies †	6,194
9,110	Express, Inc.	178,009
453	Finish Line, Inc. (The), Class A	8,992
454	Fuel Systems Solutions, Inc. †	13,702
72	Genesco, Inc. †	2,894
458	G-III Apparel Group, Ltd. †	17,212
492	Global Sources, Ltd. †	5,722
85	Gordmans Stores, Inc. †	1,507
918	Grand Canyon Education, Inc. †	13,311
161	Group 1 Automotive, Inc.	6,891
1,159	Harte-Hanks, Inc.	13,792
389	hhgregg, Inc. †	5,209
854	Hibbett Sports, Inc. †	30,582
592	HOT Topic, Inc.	3,374
1,153	HSN, Inc. †	36,931
1,193	Interval Leisure Group, Inc. †	19,506
624	iRobot Corp. †	20,523
1,400	Jack in the Box, Inc. †	31,752
1,784	Jamba, Inc. †	3,925
1,308	Joe's Jeans, Inc. †	1,386
816	JOS A Bank Clothiers, Inc. †	41,518
218	Journal Communications, Inc., Class A †	1,308
745	K12, Inc. †	25,107
500	Kirkland's, Inc. †	7,720
829	Knology, Inc. †	10,702
1,734	Krispy Kreme Doughnuts, Inc. †	12,207
411	K-Swiss, Inc., Class A †	4,632
155	Lacrosse Footwear, Inc.	2,841
171	La-Z-Boy, Inc., Class Z †	1,633
868	Leapfrog Enterprises, Inc., Class A †	3,750
203	Learning Tree International, Inc.	1,784
1,370	Lee Enterprises, Inc. †	3,699
1,102	Life Time Fitness, Inc. †	41,116
420	Lincoln Educational Services Corp.	6,674
1,446	Lions Gate Entertainment Corp. †	9,038
75	Lithia Motors, Inc., Class A	1,093
2,809	Liz Claiborne, Inc. †	15,141
238	LodgeNet Interactive Corp. †	866
656	Lumber Liquidators Holdings, Inc. †	16,393
680	Maidenform Brands, Inc. †	19,428
329	Marine Products Corp. †	2,609
834	Martha Stewart Living Omnimedia, Class A †	3,094
898	Matthews International Corp., Class A	34,618
1,786	McClatchy Co. (The), Class A †	6,072
193	McCormick & Schmick's Seafood Restaurants, Inc. †	1,393
173	Media General, Inc., Class A †	1,190
442	Midas, Inc. †	3,390
7,770	Monro Muffler Brake, Inc.	256,255
256	Morgans Hotel Group Co. †	2,509

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Consumer Discretionary (continued)
238	National American University Holdings, Inc.	$1,687
7,676	National CineMedia, Inc.	143,311
797	Nutrisystem, Inc.	11,549
910	OfficeMax, Inc. †	11,775
592	Orbitz Worldwide, Inc. †	2,114
438	Overstock.com, Inc. †	6,885
390	Oxford Industries, Inc.	13,334
400	Papa John's International, Inc. †	12,668
351	Peet's Coffee & Tea, Inc. †	16,880
502	Penske Automotive Group, Inc. †	10,050
684	PetMed Express, Inc.	10,848
684	PF Chang's China Bistro, Inc.	31,594
3,100	Pier 1 Imports, Inc. †	31,465
130	Pinnacle Entertainment, Inc. †	1,771
900	Polaris Industries, Inc.	78,318
1,480	Pool Corp.	35,683
222	Pre-Paid Legal Services, Inc. †	14,652
144	ReachLocal, Inc. †	2,880
282	Rentrak Corp. †	7,591
687	Retail Ventures, Inc. †	11,851
273	RG Barry Corp.	3,574
436	Rue21, Inc. †	12,557
908	Ruth's Hospitality Group, Inc. †	4,685
2,534	Sally Beauty Holdings, Inc. †	35,501
996	Scientific Games Corp., Class A †	8,705
553	Sealy Corp. †	1,405
1,375	Select Comfort Corp. †	16,583
54	Shoe Carnival, Inc. †	1,515
1,601	Shuffle Master, Inc. †	17,099
9,356	Shutterfly, Inc. †	489,880
1,026	Skechers U.S.A., Inc., Class A †	21,074
1,691	Smith & Wesson Holding Corp. †	6,003
2,586	SodaStream International, Ltd. †	113,293
193	Sonic Automotive, Inc., Class A	2,704
1,818	Sonic Corp. †	16,453
9,984	Sotheby's	525,158
145	Standard Motor Products, Inc.	2,005
335	Stein Mart, Inc.	3,387
446	Steiner Leisure, Ltd. †	20,632
3,857	Steven Madden, Ltd. †	181,009
458	Stoneridge, Inc. †	6,696
583	Sturm Ruger & Co., Inc.	13,391
337	Summer Infant, Inc. †	2,696
180	Superior Industries International, Inc.	4,615
250	SuperMedia, Inc. †	1,560
273	Systemax, Inc. †	3,691
1,815	Talbots, Inc. †	10,963
6,329	Tenneco, Inc. †	268,666
1,699	Texas Roadhouse, Inc., Class A	28,866
820	Timberland Co. (The), Class A †	33,858
153	Tower International, Inc. †	2,590
753	True Religion Apparel, Inc. †	17,673
7,799	Ulta Salon Cosmetics & Fragrance, Inc. †	375,366
5,109	Under Armour, Inc., Class A †	347,667
153	Universal Electronics, Inc. †	4,523
626	Universal Technical Institute, Inc.	12,176
396	US Auto Parts Network, Inc. †	3,445
1,478	Valassis Communications, Inc. †	43,069
262	Vera Bradley, Inc. †	11,059
422	Vitacost.com, Inc. † (a)	2,406
9,276	Vitamin Shoppe, Inc. †	313,807
576	Volcom, Inc.	10,673
1,316	Warnaco Group, Inc. (The) †	75,262
422	Warner Music Group Corp. †	2,857

Shares		Value
Consumer Discretionary (continued)
171	Westwood One, Inc. †	$1,240
2,231	Wet Seal, Inc. (The), Class A †	9,549
111	Weyco Group, Inc.	2,715
76	Winmark Corp.	3,506
867	Winnebago Industries, Inc. †	11,592
1,470	Wolverine World Wide, Inc.	54,802
648	World Wrestling Entertainment, Inc., Class A	8,145
610	Zumiez, Inc. †	16,122
		6,385,857
Consumer Staples — 2.7%
37	Arden Group, Inc., Class A	2,823
796	B&G Foods, Inc., Class A	14,941
257	Boston Beer Co., Inc., Class A †	23,803
331	Calavo Growers, Inc.	7,232
381	Cal-Maine Foods, Inc.	11,239
428	Casey's General Stores, Inc.	16,692
129	Coca-Cola Bottling Co. Consolidated	8,623
1,819	Darling International, Inc. †	27,958
648	Diamond Foods, Inc.	36,158
561	Female Health Co. (The)	2,799
3,877	Fresh Market, Inc. (The) †	146,318
7,696	Green Mountain Coffee Roasters, Inc. †	497,239
2,653	Heckmann Corp. †	17,377
431	Inter Parfums, Inc.	7,978
401	J&J Snack Foods Corp.	18,875
575	Lancaster Colony Corp.	34,845
162	Lifeway Foods, Inc. †	1,688
246	Limoneira Co.	5,830
400	Medifast, Inc. †	7,900
335	National Beverage Corp.	4,600
245	Nature's Sunshine Products, Inc. †	2,195
1,458	Nu Skin Enterprises, Inc., Class A	41,918
58	Pantry, Inc. (The) †	860
632	Pilgrim's Pride Corp. †	4,873
470	Pricesmart, Inc.	17,221
169	Primo Water Corp. †	2,070
157	Revlon, Inc., Class A †	2,492
1,213	Rite Aid Corp. †	1,286
679	Ruddick Corp.	26,203
601	Sanderson Farms, Inc.	27,598
902	Smart Balance, Inc. †	4,140
770	Snyders-Lance, Inc.	15,285
2,893	Star Scientific, Inc. †	13,134
566	Synutra International, Inc. †	6,509
667	Tootsie Roll Industries, Inc.	18,929
1,423	United Natural Foods, Inc. †	63,779
179	USANA Health Sciences, Inc. †	6,177
891	Vector Group, Ltd.	15,405
101	Village Super Market, Inc., Class A	2,939
471	WD-40 Co.	19,942
		1,187,873
Energy — 8.1%
746	Abraxas Petroleum Corp. †	4,364
92	Amyris, Inc. †	2,626
273	Apco Oil and Gas International, Inc.	23,412
695	BPZ Resources, Inc. †	3,690
13,187	Brigham Exploration Co. †	490,293
866	Callon Petroleum Co. †	6,729
1,431	CAMAC Energy, Inc. †	2,147
2,470	CARBO Ceramics, Inc.	348,566
1,050	Carrizo Oil & Gas, Inc. †	38,776
619	Cheniere Energy, Inc. †	5,763
159	Clayton Williams Energy, Inc. †	16,806

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Energy (continued)
1,357	Clean Energy Fuels Corp. †	$22,228
191	Cloud Peak Energy, Inc. †	4,124
230	Contango Oil & Gas Co. †	14,545
1,007	Dril-Quip, Inc. †	79,583
650	Endeavour International Corp. †	8,255
2,200	Energy XXI Bermuda, Ltd. †	75,020
463	Evolution Petroleum Corp. †	3,611
1,304	FX Energy, Inc. †	10,901
6,074	Georesources, Inc. †	189,934
806	Gulfport Energy Corp. †	29,137
112	Hallador Energy Co.	1,299
539	Houston American Energy Corp.	8,306
3,766	ION Geophysical Corp. †	47,791
37	Isramco, Inc. †	2,405
667	James River Coal Co. †	16,121
219	Key Energy Services, Inc. †	3,405
4,997	Kodiak Oil & Gas Corp. †	33,480
557	L&L Energy, Inc. †	3,854
4,716	Lufkin Industries, Inc.	440,805
37,699	Magnum Hunter Resources Corp. †	323,080
140	Matrix Service Co. †	1,946
2,834	McMoRan Exploration Co. †	50,190
191	Newpark Resources, Inc. †	1,501
10,420	North American Energy Partners, Inc. †	128,479
9,038	Northern Oil and Gas, Inc. †	241,315
12,137	Oasis Petroleum, Inc. †	383,772
3,554	OYO Geospace Corp. †	350,353
220	Panhandle Oil and Gas, Inc., Class A	6,963
386	Petroquest Energy, Inc. †	3,613
1,590	RAM Energy Resources, Inc. †	3,307
6,414	Rentech, Inc. †	8,018
164	Rex Energy Corp. †	1,911
961	Rosetta Resources, Inc. †	45,686
1,284	RPC, Inc.	32,511
430	Scorpio Tankers, Inc. †	4,438
92	Stone Energy Corp. †	3,070
2,120	Syntroleum Corp. †	4,791
250	Tetra Technologies, Inc. †	3,850
4,402	TransAtlantic Petroleum, Ltd. †	13,646
1,798	Uranium Energy Corp. †	7,174
188	Vaalco Energy, Inc. †	1,459
139	Venoco, Inc. †	2,376
374	Warren Resources, Inc. †	1,904
1,115	World Fuel Services Corp.	45,280
		3,608,609
Financials — 3.9%
254	Acadia Realty Trust	4,806
214	Advance America Cash Advance Centers, Inc.	1,134
40	Alexander's, Inc.	16,278
746	Artio Global Investors, Inc., Class A	12,055
690	Associated Estates Realty Corp.	10,957
59	Bank of the Ozarks, Inc.	2,579
1,709	BGC Partners, Inc., Class A	15,877
76	Bridge Bancorp, Inc.	1,700
288	Cash America International, Inc.	13,263
586	CNO Financial Group, Inc. †	4,401
418	Cohen & Steers, Inc.	12,406
120	Compass Diversified Holdings	1,769
756	Crawford & Co., Class B	3,598
167	Credit Acceptance Corp. †	11,815
67	Diamond Hill Investment Group, Inc.	5,360
10,397	Dollar Financial Corp. †	215,727
812	Duff & Phelps Corp., Class A	12,976

Shares		Value
Financials (continued)
450	DuPont Fabros Technology, Inc.	$10,912
363	EastGroup Properties, Inc.	15,961
662	eHealth, Inc. †	8,805
5,272	Encore Capital Group, Inc. †	124,894
365	Epoch Holding Corp.	5,760
513	Equity Lifestyle Properties, Inc.	29,574
181	Equity One, Inc.	3,397
440	Evercore Partners, Inc., Class A	15,088
1,269	Ezcorp, Inc., Class A †	39,834
1,414	FelCor Lodging Trust, Inc. †	8,668
381	Financial Engines, Inc. †	10,500
194	First American Financial Corp.	3,201
895	First Cash Financial Services, Inc. †	34,547
280	First Financial Bankshares, Inc.	14,384
133	GAMCO Investors, Inc., Class A	6,166
284	Getty Realty Corp.	6,498
1,183	GFI Group, Inc.	5,939
1,169	Gleacher & Co., Inc. †	2,034
338	HFF, Inc., Class A †	5,083
368	Home Properties, Inc.	21,694
207	Investors Bancorp, Inc. †	3,082
716	KBW, Inc.	18,752
603	Kennedy-Wilson Holdings, Inc. †	6,549
2,776	Ladenburg Thalmann Financial Services, Inc. †	3,192
245	Life Partners Holdings, Inc.	1,970
143	LTC Properties, Inc.	4,053
827	MarketAxess Holdings, Inc.	20,013
600	Mid-America Apartment Communities, Inc.	38,520
314	National Health Investors, Inc.	15,047
75	Nelnet, Inc., Class A	1,637
452	Netspend Holdings, Inc. †	4,755
570	Omega Healthcare Investors, Inc.	12,734
1,200	optionsXpress Holdings, Inc.	21,972
521	Oritani Financial Corp.	6,607
6,499	Portfolio Recovery Associates, Inc. †	553,260
620	Potlatch Corp.	24,924
108	PS Business Parks, Inc.	6,258
252	Pzena Investment Management, Inc., Class A	1,779
459	Rodman & Renshaw Capital Group, Inc. †	941
131	Saul Centers, Inc.	5,836
1,150	Signature Bank †	64,860
917	Stifel Financial Corp. †	65,831
1,053	Strategic Hotels & Resorts, Inc. †	6,792
99	Suffolk Bancorp	2,077
1,372	Tanger Factory Outlet Centers	36,001
137	Tejon Ranch Co. †	5,033
505	Tower Group, Inc.	12,135
333	TradeStation Group, Inc. †	2,338
180	Universal Health Realty Income Trust	7,295
163	ViewPoint Financial Group	2,119
140	Virtus Investment Partners, Inc. †	8,249
478	Washington Real Estate Investment Trust	14,861
390	Westamerica Bancorporation	20,034
164	Westwood Holdings Group, Inc.	6,601
243	World Acceptance Corp. †	15,844
		1,741,591
Health Care — 17.9%
655	Abaxis, Inc. †	18,890
931	ABIOMED, Inc. †	13,527
342	Accretive Health, Inc. †	9,494
1,523	Accuray, Inc. †	13,753

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
1,146	Acorda Therapeutics, Inc. †	$26,587
288	Acura Pharmaceuticals, Inc. †	910
155	Aegerion Pharmaceuticals, Inc. †	2,568
614	Affymax, Inc. †	3,604
242	Affymetrix, Inc. †	1,261
8,871	Air Methods Corp. †	596,575
1,639	Akorn, Inc. †	9,457
1,320	Alexza Pharmaceuticals, Inc. †	2,244
1,755	Align Technology, Inc. †	35,942
202	Alimera Sciences, Inc. †	1,576
783	Alkermes, Inc. †	10,140
846	Alliance HealthCare Services, Inc. †	3,739
2,333	Allos Therapeutics, Inc. †	7,396
242	Almost Family, Inc. †	9,109
1,083	Alnylam Pharmaceuticals, Inc. †	10,364
1,194	Alphatec Holdings, Inc. †	3,224
624	AMAG Pharmaceuticals, Inc. †	10,421
847	Amedisys, Inc. †	29,645
275	America Service Group, Inc.	7,051
2,235	American Medical Systems Holdings, Inc. †	48,365
196	AMERIGROUP Corp. †	12,593
532	AMN Healthcare Services, Inc. †	4,607
322	Anacor Pharmaceuticals, Inc. †	2,228
277	Analogic Corp.	15,664
2,123	Antares Pharma, Inc. †	3,821
188	Anthera Pharmaceuticals, Inc. †	1,271
733	Aoxing Pharmaceutical Co., Inc. †	1,583
396	Ardea Biosciences, Inc. †	11,361
3,623	Arena Pharmaceuticals, Inc. †	5,036
3,765	Ariad Pharmaceuticals, Inc. †	28,313
1,237	Arqule, Inc. †	8,857
1,593	Array Biopharma, Inc. †	4,875
800	Arthrocare Corp. †	26,672
5,481	athenahealth, Inc. †	247,358
47	Atrion Corp.	8,200
1,235	Auxilium Pharmaceuticals, Inc. †	26,515
2,764	AVANIR Pharmaceuticals, Inc., Class A †	11,277
327	AVEO Pharmaceuticals, Inc. †	4,379
3,289	AVI BioPharma, Inc. †	6,150
865	BioCryst Pharmaceuticals, Inc. †	3,278
576	Biodel, Inc. †	1,210
538	BioMimetic Therapeutics, Inc. †	7,053
708	Bio-Reference Labs, Inc. †	15,888
2,129	Biosante Pharmaceuticals, Inc. †	4,215
859	BioScrip, Inc. †	4,046
119	Biospecifics Technologies Corp. †	3,034
751	Biotime, Inc. †	5,595
2,148	Bruker Corp. †	44,786
924	Cadence Pharmaceuticals, Inc. †	8,510
1,340	Caliper Life Sciences, Inc. †	9,058
198	CardioNet, Inc. †	948
10,386	Catalyst Health Solutions, Inc. †	580,889
956	Celldex Therapeutics, Inc. †	3,843
1,760	Cepheid, Inc. †	49,315
1,422	Cerus Corp. †	4,110
1,143	Chelsea Therapeutics International, Ltd. †	4,458
676	Chemed Corp.	45,028
175	Chindex International, Inc. †	2,809
350	Clinical Data, Inc. †	10,605
359	Codexis, Inc. †	4,258
165	Complete Genomics, Inc. †	1,490
557	Computer Programs & Systems, Inc.	35,804
921	Conceptus, Inc. †	13,309
668	Continucare Corp. †	3,574

Shares		Value
Health Care (continued)
7,090	Cooper Cos., Inc. (The)	$492,401
815	Corcept Therapeutics, Inc. †	3,464
207	Corvel Corp. †	11,008
1,730	Cubist Pharmaceuticals, Inc. †	43,665
380	Cumberland Pharmaceuticals, Inc. †	2,101
2,277	Curis, Inc. †	7,400
824	Cyberonics, Inc. †	26,212
1,322	Cytokinetics, Inc. †	1,970
1,371	Cytori Therapeutics, Inc. †	10,735
3,297	CytRx Corp. †	2,902
1,294	Delcath Systems, Inc. †	9,537
1,557	Depomed, Inc. †	15,632
1,829	DexCom, Inc. †	28,386
2,595	Durect Corp. †	9,342
2,944	Dyax Corp. †	4,740
2,849	Dynavax Technologies Corp. †	7,863
562	Emergent Biosolutions, Inc. †	13,578
667	Emeritus Corp. †	16,982
1,453	Endologix, Inc. †	9,851
404	Ensign Group, Inc. (The)	12,900
900	Enzo Biochem, Inc. †	3,771
917	Enzon Pharmaceuticals, Inc. †	9,995
1,457	eResearchTechnology, Inc. †	9,864
1,368	Exact Sciences Corp. †	10,068
180	Exactech, Inc. †	3,159
7,175	ExamWorks Group, Inc. †	159,500
1,726	Exelixis, Inc. †	19,504
237	Furiex Pharmaceuticals, Inc. †	4,001
415	Genomic Health, Inc. †	10,209
291	Gentiva Health Services, Inc. †	8,157
3,640	Geron Corp. †	18,382
743	Haemonetics Corp. †	48,696
2,325	Halozyme Therapeutics, Inc. †	15,601
9,136	Hanger Orthopedic Group, Inc. †	237,810
1,302	Hansen Medical, Inc. †	2,877
2,613	Healthsouth Corp. †	65,273
276	HeartWare International, Inc. †	23,606
271	Hi-Tech Pharmacal Co., Inc. †	5,455
5,659	HMS Holdings Corp. †	463,189
85	ICU Medical, Inc. †	3,721
1,070	Idenix Pharmaceuticals, Inc. †	3,552
2,070	Immucor, Inc. †	40,945
2,010	Immunogen, Inc. †	18,231
1,961	Immunomedics, Inc. †	7,491
1,659	Impax Laboratories, Inc. †	42,222
2,608	Incyte Corp., Ltd. †	41,337
322	Infinity Pharmaceuticals, Inc. †	1,893
1,482	Inhibitex, Inc. †	5,365
1,476	Inovio Pharmaceuticals, Inc. †	1,624
1,766	Inspire Pharmaceuticals, Inc. †	6,993
1,294	Insulet Corp. †	26,682
624	Integra LifeSciences Holdings Corp. †	29,590
1,349	InterMune, Inc. †	63,659
7,236	IPC The Hospitalist Co., Inc. †	328,587
495	IRIS International, Inc. †	4,465
570	Ironwood Pharmaceuticals, Inc., Class A †	7,980
2,791	Isis Pharmaceuticals, Inc. †	25,231
420	Jazz Pharmaceuticals, Inc. †	13,377
223	Kensey Nash Corp. †	5,555
1,517	Keryx Biopharmaceuticals, Inc. †	7,585
279	Landauer, Inc.	17,164
563	LCA-Vision, Inc. †	3,800
2,007	Lexicon Pharmaceuticals, Inc. †	3,372
463	LHC Group, Inc. †	13,890
593	Ligand Pharmaceuticals, Inc., Class B †	5,930

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Health Care (continued)
1,111	Luminex Corp. †	$20,842
905	MAKO Surgical Corp. †	21,901
1,979	MannKind Corp. †	7,223
468	MAP Pharmaceuticals, Inc. †	6,454
9,984	Masimo Corp.	330,470
156	Maxygen, Inc.	811
1,276	MedAssets, Inc. †	19,484
870	Medicines Co. (The) †	14,172
5,064	Medidata Solutions, Inc. †	129,486
1,007	Medivation, Inc. †	18,770
758	MELA Sciences, Inc. †	2,668
1,549	Merge Healthcare, Inc. †	7,559
1,205	Meridian Bioscience, Inc.	28,908
762	Merit Medical Systems, Inc. †	14,951
799	Metabolix, Inc. †	8,397
1,200	Metropolitan Health Networks, Inc. †	5,676
2,693	Micromet, Inc. †	15,108
268	Molina Healthcare, Inc. †	10,720
1,311	Momenta Pharmaceuticals, Inc. †	20,779
3,843	MWI Veterinary Supply, Inc. †	310,053
1,290	Nabi Biopharmaceuticals †	7,495
517	Nanosphere, Inc. †	1,680
60	National Research Corp.	2,036
850	Natus Medical, Inc. †	14,280
3,400	Nektar Therapeutics †	32,198
669	Neogen Corp. †	27,683
934	Neostem, Inc. †	1,607
1,379	Neuralstem, Inc. †	2,482
1,459	Neurocrine Biosciences, Inc. †	11,074
332	NeurogesX, Inc. †	1,345
2,700	Novavax, Inc. †	6,993
1,993	NPS Pharmaceuticals, Inc. †	19,073
1,159	NuVasive, Inc. †	29,346
745	NxStage Medical, Inc. †	16,375
494	Nymox Pharmaceutical Corp. †	3,898
515	Obagi Medical Products, Inc. †	6,510
564	Omeros Corp. †	4,512
970	Omnicell, Inc. †	14,783
1,856	Onyx Pharmaceuticals, Inc. †	65,294
2,623	Opko Health, Inc. † (a)	9,784
991	Optimer Pharmaceuticals, Inc. †	11,724
1,383	OraSure Technologies, Inc. †	10,870
903	Orexigen Therapeutics, Inc. †	2,537
525	Orthofix International NV †	17,042
2,002	Orthovita, Inc. †	4,264
502	Osiris Therapeutics, Inc. †	3,645
1,474	Owens & Minor, Inc.	47,876
397	Pacific Biosciences of California, Inc. †	5,578
1,072	Pain Therapeutics, Inc.	10,248
326	Palomar Medical Technologies, Inc. †	4,841
1,732	Parexel International Corp. †	43,127
232	PDI, Inc. †	1,881
4,142	PDL BioPharma, Inc.	24,024
1,914	Peregrine Pharmaceuticals, Inc. †	4,517
1,295	Pharmacyclics, Inc. †	7,628
960	Pharmasset, Inc. †	75,562
355	PharMerica Corp. †	4,061
798	Pozen, Inc. †	4,285
622	Progenics Pharmaceuticals, Inc. †	3,844
387	Providence Service Corp. (The) †	5,797
1,695	PSS World Medical, Inc. †	46,019
1,127	PURE Bioscience, Inc. †	1,758
558	Quality Systems, Inc.	46,504
1,632	Questcor Pharmaceuticals, Inc. †	23,517
644	Quidel Corp. †	7,702

Shares		Value
Health Care (continued)
133	RehabCare Group, Inc. †	$4,904
1,547	Rigel Pharmaceuticals, Inc. †	10,999
292	Rochester Medical Corp. †	3,352
569	Rural/Metro Corp. †	9,696
1,689	Salix Pharmaceuticals, Ltd. †	59,166
1,346	Sangamo Biosciences, Inc. †	11,212
1,570	Santarus, Inc. †	5,369
2,001	Savient Pharmaceuticals, Inc. †	21,211
1,121	Sciclone Pharmaceuticals, Inc. †	4,529
2,475	Seattle Genetics, Inc. †	38,536
2,737	Sequenom, Inc. †	17,325
1,019	SIGA Technologies, Inc. †	12,330
992	Sirona Dental Systems, Inc. †	49,759
544	Solta Medical, Inc. †	1,795
1,095	Somaxon Pharmaceuticals, Inc. †	3,099
403	SonoSite, Inc. †	13,428
1,010	Spectranetics Corp. †	4,757
1,482	Spectrum Pharmaceuticals, Inc. †	13,175
1,045	Staar Surgical Co. †	5,821
3,606	StemCells, Inc. †	3,281
936	Stereotaxis, Inc. †	3,622
1,666	STERIS Corp.	57,544
1,660	Sunrise Senior Living, Inc. †	19,804
308	SurModics, Inc. †	3,850
7,181	SXC Health Solutions Corp. †	393,519
261	Syneron Medical, Ltd. †	3,404
347	Synovis Life Technologies, Inc. †	6,656
671	Synta Pharmaceuticals Corp. †	3,529
707	Targacept, Inc. †	18,799
454	Team Health Holdings, Inc. †	7,936
1,853	Theravance, Inc. †	44,880
519	TomoTherapy, Inc. †	2,372
273	Transcend Services, Inc. †	6,552
133	Transcept Pharmaceuticals, Inc. †	1,089
286	U.S. Physical Therapy, Inc.	6,389
1,442	Unilife Corp. †	8,176
827	Vanda Pharmaceuticals, Inc. †	6,029
505	Vascular Solutions, Inc. †	5,510
2,153	Vical, Inc. †	6,373
329	Vital Images, Inc. †	4,445
2,398	Vivus, Inc. †	14,844
1,487	Volcano Corp. †	38,067
987	West Pharmaceutical Services, Inc.	44,188
732	Wright Medical Group, Inc. †	12,451
929	XenoPort, Inc. †	5,509
64	Young Innovations, Inc.	2,010
2,005	Zalicus, Inc. †	4,852
1,456	ZIOPHARM Oncology, Inc. †	9,100
185	Zogenix, Inc. †	925
10,215	Zoll Medical Corp. †	457,734
		7,939,375
Industrials — 16.7%
541	3D Systems Corp. †	26,266
2,429	51job, Inc. ADR †	155,286
2,153	A123 Systems, Inc. †	13,672
374	AAON, Inc.	12,304
9,157	AAR Corp. †	253,832
421	ABM Industries, Inc.	10,689
1,002	Acacia Research-Acacia Technologies †	34,288
1,940	Actuant Corp., Class A	56,260
1,250	Acuity Brands, Inc.	73,112
1,287	Advanced Battery Technologies, Inc. †	2,497
4,632	Advisory Board Co. (The) †	238,548
492	Aerovironment, Inc. †	17,205

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
2,990	Alaska Air Group, Inc. †	$189,626
160	Albany International Corp., Class A	3,984
451	Allegiant Travel Co., Class A	19,758
803	Altra Holdings, Inc. †	18,967
141	Ameresco, Inc., Class A †	1,994
184	American Reprographics Co. †	1,904
267	American Science & Engineering, Inc.	24,660
1,499	American Superconductor Corp. †	37,280
1,004	AO Smith Corp.	44,517
957	APAC Customer Services, Inc. †	5,752
2,359	Applied Energetics, Inc. †	1,557
1,258	Applied Industrial Technologies, Inc.	41,841
6,305	Astec Industries, Inc. †	235,113
265	Astronics Corp. †	6,670
3,051	Avis Budget Group, Inc. †	54,643
348	AZZ, Inc.	15,869
446	Badger Meter, Inc.	18,380
1,276	Barnes Group, Inc.	26,643
173	Barrett Business Services, Inc.	2,778
4,684	BE Aerospace, Inc. †	166,423
1,361	Beacon Roofing Supply, Inc. †	27,860
1,387	Belden, Inc.	52,082
1,425	Blount International, Inc. †	22,772
377	BlueLinx Holdings, Inc. †	1,395
929	Briggs & Stratton Corp.	21,042
1,200	Brink's Co. (The)	39,732
723	Broadwind Energy, Inc. †	947
117	CAI International, Inc. †	3,026
7,203	Capstone Turbine Corp. †	13,037
768	Casella Waste Systems, Inc., Class A †	5,507
603	CBIZ, Inc. †	4,348
370	Celadon Group, Inc. †	6,009
1,641	Cenveo, Inc. †	10,716
1,401	CLARCOR, Inc.	62,947
682	Clean Harbors, Inc. †	67,286
239	Coleman Cable, Inc. †	2,118
716	Colfax Corp. †	16,432
279	Consolidated Graphics, Inc. †	15,242
1,015	Corporate Executive Board Co. (The)	40,975
614	CoStar Group, Inc. †	38,485
66	CRA International, Inc. †	1,903
200	Cubic Corp.	11,500
1,434	Deluxe Corp.	38,058
819	DigitalGlobe, Inc. †	22,957
395	Dolan Co. (The) †	4,795
850	Dollar Thrifty Automotive Group, Inc. †	56,721
249	DXP Enterprises, Inc. †	5,747
166	Dynamic Materials Corp.	4,640
1,806	Ener1, Inc. †	5,346
1,106	Energy Recovery, Inc. †	3,517
583	EnerNOC, Inc. †	11,141
411	EnerSys †	16,337
169	Ennis, Inc.	2,878
258	EnPro Industries, Inc. †	9,371
390	Exponent, Inc. †	17,398
1,223	Flow International Corp. †	5,369
866	Forward Air Corp.	26,526
408	Franklin Covey Co. †	3,533
634	Franklin Electric Co., Inc.	29,291
2,859	FuelCell Energy, Inc. †	6,118
992	Furmanite Corp. †	7,936
2,270	Gardner Denver, Inc.	177,128
209	Generac Holdings, Inc. †	4,241
1,151	Genessee & Wyoming, Inc., Class A †	66,988
1,000	Geo Group, Inc. (The) †	25,640

Shares		Value
Industrials (continued)
661	GeoEye, Inc. †	$27,484
365	Gorman-Rupp Co. (The)	14,377
142	GP Strategies Corp. †	1,931
3,566	GrafTech International, Ltd. †	73,567
298	Graham Corp.	7,134
630	Great Lakes Dredge & Dock Corp.	4,807
375	Hawaiian Holdings, Inc. †	2,254
1,948	Healthcare Services Group, Inc.	34,246
1,507	Heartland Express, Inc.	26,463
5,439	HEICO Corp.	340,046
47	Heidrick & Struggles International, Inc.	1,308
1,685	Herman Miller, Inc.	46,321
2,366	Hexcel Corp. †	46,587
11,152	Higher One Holdings, Inc. †	161,146
190	Hill International, Inc. †	1,005
1,341	HNI Corp.	42,322
536	Houston Wire & Cable Co.	7,836
6,228	HUB Group, Inc., Class A †	225,391
974	Hudson Highland Group, Inc. †	6,331
207	Huron Consulting Group, Inc. †	5,732
178	ICF International, Inc. †	3,656
745	II-VI, Inc. †	37,064
720	Innerworkings, Inc. †	5,314
1,007	Insituform Technologies, Inc., Class A †	26,937
647	Insperity, Inc.	19,656
1,498	Interface, Inc., Class A	27,698
93	Interline Brands, Inc. †	1,897
841	John Bean Technologies Corp.	16,172
110	Kadant, Inc. †	2,881
5,653	Kaman Corp.	198,986
992	Kaydon Corp.	38,876
89	Kelly Services, Inc., Class A †	1,932
241	Keyw Holding Corp. (The) †	2,960
918	Kforce, Inc. †	16,799
1,766	Knight Transportation, Inc.	33,996
1,393	Knoll, Inc.	29,197
9,581	Korn/Ferry International †	213,369
319	LaBarge, Inc. †	5,646
371	Lindsay Corp.	29,316
84	Marten Transport, Ltd.	1,873
296	McGrath Rentcorp	8,072
2,787	Meritor, Inc. †	47,295
493	Middleby Corp. †	45,957
580	Mine Safety Appliances Co.	21,269
442	Mistras Group, Inc. †	7,607
157	Mueller Industries, Inc.	5,749
4,300	Mueller Water Products, Inc., Class A	19,264
95	MYR Group, Inc. †	2,272
159	NACCO Industries, Inc., Class A	17,597
144	National Presto Industries, Inc.	16,226
357	Navigant Consulting, Inc. †	3,566
592	NCI Building Systems, Inc. †	7,501
1,011	Nordson Corp.	116,326
1,124	Old Dominion Freight Line, Inc. †	39,441
94	Omega Flex, Inc. †	1,264
131	On Assignment, Inc. †	1,239
705	Orbital Sciences Corp. †	13,339
809	Orion Marine Group, Inc. †	8,689
1,059	Pacer International, Inc. †	5,570
240	Park-Ohio Holdings Corp. †	4,959
443	PMFG, Inc. †	9,454
5,722	Polypore International, Inc. †	329,473
555	PowerSecure International, Inc. †	4,773
244	Quanex Building Products Corp.	4,790
483	Raven Industries, Inc.	29,666

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Industrials (continued)
646	RBC Bearings, Inc. †	$24,697
1,377	Resources Connection, Inc.	26,700
201	Roadrunner Transportation Systems, Inc. †	3,015
9,756	Robbins & Myers, Inc.	448,678
1,907	Rollins, Inc.	38,712
3,427	Satcon Technology Corp. †	13,228
345	Sauer-Danfoss, Inc. †	17,571
290	Schawk, Inc., Class A	5,638
219	School Specialty, Inc. †	3,132
215	SFN Group, Inc. †	3,029
1,096	Simpson Manufacturing Co., Inc.	32,288
471	Standard Parking Corp. †	8,365
575	Standard Register Co. (The)	1,909
73	Standex International Corp.	2,766
267	Steelcase, Inc., Class A	3,039
373	Sun Hydraulics Corp.	16,076
142	SYKES Enterprises, Inc. †	2,807
118	TAL International Group, Inc.	4,280
1,875	Taser International, Inc. †	7,631
295	Teledyne Technologies, Inc. †	15,254
563	Tennant Co.	23,669
1,831	Tetra Tech, Inc. †	45,207
284	Textainer Group Holdings, Ltd.	10,553
168	Titan International, Inc.	4,471
128	Titan Machinery, Inc. †	3,232
3,616	TransDigm Group, Inc. †	303,129
465	Trex Co., Inc. †	15,168
449	Trimas Corp. †	9,654
2,242	Triumph Group, Inc.	198,305
829	TrueBlue, Inc. †	13,919
452	United Stationers, Inc.	32,115
1,092	UQM Technologies, Inc. †	3,254
513	US Ecology, Inc.	8,942
85	Viad Corp.	2,035
582	Vicor Corp.	9,597
67	VSE Corp.	1,991
825	Watsco, Inc.	57,511
86	Watts Water Technologies, Inc., Class A	3,284
194	Werner Enterprises, Inc.	5,135
8,147	WESCO International, Inc. †	509,187
1,808	Woodward Governor Co.	62,484
188	Xerium Technologies, Inc. †	4,521
		7,397,404
Information Technology — 32.1%
870	Accelrys, Inc. †	6,960
1,010	ACI Worldwide, Inc. †	33,128
5,873	Acme Packet, Inc. †	416,748
1,360	Actuate Corp. †	7,072
2,031	Acxiom Corp. †	29,145
1,842	ADTRAN, Inc.	78,211
686	Advanced Energy Industries, Inc. †	11,216
934	Advent Software, Inc. †	26,778
691	American Software, Inc., Class A	5,100
3,123	Amkor Technology, Inc. †	21,049
1,428	Anadigics, Inc. †	6,397
561	Ancestry.com, Inc. †	19,887
416	Anixter International, Inc.	29,074
1,950	Applied Micro Circuits Corp. †	20,241
2,665	Ariba, Inc. †	90,983
727	Arris Group, Inc. †	9,262
2,287	Aruba Networks, Inc. †	77,392
1,845	Aspen Technology, Inc. †	27,657
389	AXT, Inc. †	2,789

Shares		Value
Information Technology (continued)
171	Benchmark Electronics, Inc. †	$3,244
749	BigBand Networks, Inc. †	1,910
1,327	Blackbaud, Inc.	36,147
1,011	Blackboard, Inc. †	36,639
1,232	Blue Coat Systems, Inc. †	34,693
936	Bottomline Technologies, Inc. †	23,531
2,089	Brightpoint, Inc. †	22,645
2,990	BroadSoft, Inc. †	142,593
1,147	Brooks Automation, Inc. †	15,748
162	Cabot Microelectronics Corp. †	8,465
66	CACI International, Inc., Class A †	4,047
300	Calix, Inc. †	6,093
803	Cardtronics, Inc. †	16,341
256	Cass Information Systems, Inc.	10,058
10,577	Cavium Networks, Inc. †	475,225
4,293	Ceva, Inc. †	114,752
466	Checkpoint Systems, Inc. †	10,476
2,051	Cirrus Logic, Inc. †	43,133
933	Cognex Corp.	26,357
519	Coherent, Inc. †	30,159
148	Cohu, Inc.	2,273
1,278	CommVault Systems, Inc. †	50,967
308	Computer Task Group, Inc. †	4,093
9,183	comScore, Inc. †	270,990
312	Comtech Telecommunications Corp.	8,480
757	Comverge, Inc. †	3,528
1,192	Concur Technologies, Inc. †	66,096
2,480	Conexant Systems, Inc. †	5,902
5,870	Constant Contact, Inc. †	204,863
184	Convio, Inc. †	2,136
462	Cray, Inc. †	2,980
475	CSG Systems International, Inc. †	9,472
310	CTS Corp.	3,348
220	Cymer, Inc. †	12,448
15,736	Daktronics, Inc.	169,162
408	DDi Corp.	4,313
1,006	DealerTrack Holdings, Inc. †	23,098
556	Deltek, Inc. †	4,226
570	DemandTec, Inc. †	7,501
743	DG FastChannel, Inc. †	23,940
22,387	Dice Holdings, Inc. †	338,268
140	Digi International, Inc. †	1,478
205	Digimarc Corp. †	5,924
146	Digital River, Inc. †	5,465
1,008	Diodes, Inc. †	34,332
516	DTS, Inc. †	24,061
796	Ebix, Inc. †	18,825
985	Echelon Corp. †	9,978
317	Echo Global Logistics, Inc. †	4,162
84	Electro Scientific Industries, Inc. †	1,458
14,809	Emulex Corp. †	158,012
332	Energy Conversion Devices, Inc. †	750
1,246	Entegris, Inc. †	10,927
43,093	Entropic Communications, Inc. †	364,136
176	Envestnet, Inc. †	2,365
899	Epicor Software Corp. †	9,952
452	ExlService Holdings, Inc. †	9,560
768	Extreme Networks †	2,688
205	Fabrinet †	4,133
418	FalconStor Software, Inc. †	1,902
482	FARO Technologies, Inc. †	19,280
308	FEI Co. †	10,386
17,620	Finisar Corp. †	433,452
438	Forrester Research, Inc.	16,771
1,240	Fortinet, Inc. †	54,560

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
1,165	FSI International, Inc. †	$5,103
5,845	Gartner, Inc. †	243,561
1,353	Global Cash Access Holdings, Inc. †	4,424
1,966	GSI Commerce, Inc. †	57,545
428	GSI Technology, Inc. †	3,891
1,650	GT Solar International, Inc. †	17,589
411	Guidance Software, Inc. †	3,444
568	Hackett Group, Inc. (The) †	2,181
695	Harmonic, Inc. †	6,519
1,123	Heartland Payment Systems, Inc.	19,686
811	Hittite Microwave Corp. †	51,717
1,369	Hypercom Corp. †	16,469
702	iGate Corp.	13,177
849	Immersion Corp. †	6,486
2,413	Infinera Corp. †	20,245
158	Infospace, Inc. †	1,368
147	Inphi Corp. †	3,088
327	Insight Enterprises, Inc. †	5,569
2,819	Integrated Device Technology, Inc. †	20,776
704	Integrated Silicon Solution, Inc. †	6,526
387	Interactive Intelligence, Inc. †	14,981
1,302	InterDigital, Inc.	62,118
869	Intermec, Inc. †	9,377
260	Intevac, Inc. †	3,232
265	IntraLinks Holdings, Inc. †	7,086
770	IPG Photonics Corp. †	44,414
969	Ixia †	15,388
470	IXYS Corp. †	6,312
927	j2 Global Communications, Inc. †	27,356
2,470	Jack Henry & Associates, Inc.	83,708
237	JDA Software Group, Inc. †	7,172
672	Kenexa Corp. †	18,540
842	KIT Digital, Inc. †	10,138
489	Knot, Inc. (The) †	5,893
788	Kopin Corp. †	3,617
2,088	Kulicke & Soffa Industries, Inc. †	19,523
465	KVH Industries, Inc. †	7,031
3,455	Lattice Semiconductor Corp. †	20,385
4,117	Lawson Software, Inc. †	49,816
1,119	Limelight Networks, Inc. †	8,012
1,787	Lionbridge Technologies, Inc. †	6,129
12,230	Liquidity Services, Inc. †	218,428
558	Littelfuse, Inc.	31,862
1,322	LivePerson, Inc. †	16,710
481	Local.com Corp. †	1,871
3,860	LogMeIn, Inc. †	162,738
544	LoopNet, Inc. †	7,698
324	Loral Space & Communications, Inc. †	25,126
1,457	LTX-Credence Corp. †	13,302
37,975	Magma Design Automation, Inc. †	258,989
675	Manhattan Associates, Inc. †	22,086
604	Mantech International Corp., Class A †	25,610
1,526	Mattson Technology, Inc. †	3,723
518	MAXIMUS, Inc.	42,046
231	MaxLinear, Inc., Class A †	1,887
785	Maxwell Technologies, Inc. †	13,557
126	Mediamind Technologies, Inc. †	1,740
1,371	Mentor Graphics Corp. †	20,058
84	Mercury Computer Systems, Inc. †	1,777
162	Meru Networks, Inc. †	3,290
653	Methode Electronics, Inc.	7,888
1,517	Micrel, Inc.	20,449
938	Microsemi Corp. †	19,426
247	MicroStrategy, Inc., Class A †	33,217
2,843	Microvision, Inc. †	3,753

Shares		Value
Information Technology (continued)
960	Mindspeed Technologies, Inc. †	$8,122
19,739	MIPS Technologies, Inc., Class A †	207,062
623	MKS Instruments, Inc.	20,746
2,211	MoneyGram International, Inc. †	7,584
963	Monolithic Power Systems, Inc. †	13,665
668	Monotype Imaging Holdings, Inc. †	9,686
972	MoSys, Inc. †	5,842
11,381	Motricity, Inc. †	171,056
4,660	Move, Inc. †	11,137
456	MTS Systems Corp.	20,771
257	Multi-Fineline Electronix, Inc. †	7,252
531	Nanometrics, Inc. †	9,606
200	NCI, Inc., Class A †	4,874
1,044	Netgear, Inc. †	33,867
15,454	Netlogic Microsystems, Inc. †	649,377
908	Netscout Systems, Inc. †	24,807
8,400	NetSuite, Inc. †	244,272
1,137	Network Engines, Inc. †	2,308
911	Network Equipment Technologies, Inc. †	3,435
337	Newport Corp. †	6,009
1,660	NIC, Inc.	20,684
98	Novatel Wireless, Inc. †	535
141	NVE Corp. †	7,944
1,467	Oclaro, Inc. †	16,885
1,261	Omnivision Technologies, Inc. †	44,803
308	Online Resources Corp. †	1,164
2,131	OpenTable, Inc. †	226,632
2,527	Openwave Systems, Inc. †	5,408
226	Oplink Communications, Inc. †	4,405
396	Opnet Technologies, Inc.	15,440
359	OSI Systems, Inc. †	13,473
3,439	Parametric Technology Corp. †	77,343
383	Park Electrochemical Corp.	12,352
702	PDF Solutions, Inc. †	4,668
480	Pegasystems, Inc.	18,211
435	Perficient, Inc. †	5,224
1,430	Plantronics, Inc.	52,367
1,198	Plexus Corp. †	42,002
1,151	PLX Technology, Inc. †	4,201
732	Power Integrations, Inc.	28,058
2,070	Power-One, Inc. †	18,112
875	Presstek, Inc. †	1,820
1,875	Progress Software Corp. †	54,544
581	PROS Holdings, Inc. †	8,465
1,244	Pulse Electronics Corp.	7,526
200	QAD, Inc., Class A †	2,154
303	QLIK Technologies, Inc. †	7,878
5,792	Quantum Corp. †	14,596
1,611	Quest Software, Inc. †	40,903
9,267	QuinStreet, Inc. †	210,639
2,872	Rackspace Hosting, Inc. †	123,065
981	Radiant Systems, Inc. †	17,364
541	Radisys Corp. †	4,685
23,792	RealD, Inc. †	650,949
346	RealPage, Inc. †	9,595
394	Renaissance Learning, Inc.	4,629
7,961	RF Micro Devices, Inc. †	51,030
147	Richardson Electronics, Ltd.	1,937
642	RightNow Technologies, Inc. †	20,095
12,133	Riverbed Technology, Inc. †	456,807
385	Rofin-Sinar Technologies, Inc. †	15,207
158	Rogers Corp. †	7,119
311	Rosetta Stone, Inc. †	4,108
470	Rubicon Technology, Inc. †	13,010
884	Rudolph Technologies, Inc. †	9,671

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Information Technology (continued)
858	Saba Software, Inc. †	$8,417
2,364	Sanmina-SCI Corp. †	26,500
3,054	Sapient Corp. †	34,968
1,113	SAVVIS, Inc. †	41,281
410	Seachange International, Inc. †	3,895
1,845	Semtech Corp. †	46,162
1,342	ShoreTel, Inc. †	11,045
152	Sigma Designs, Inc. †	1,968
1,743	Silicon Image, Inc. †	15,635
6,223	Skyworks Solutions, Inc. †	201,750
939	SMART Modular Technologies WWH, Inc. †	7,296
795	Smith Micro Software, Inc. †	7,441
1,030	SolarWinds, Inc. †	24,164
5,103	Sonus Networks, Inc. †	19,187
814	Sourcefire, Inc. †	22,393
429	Spansion, Inc., Class A †	8,009
154	Spectrum Control, Inc. †	3,031
144	SPS Commerce, Inc. †	2,234
106	SRA International, Inc., Class A †	3,006
376	SRS Labs, Inc. †	3,211
373	SS&C Technologies Holdings, Inc. †	7,617
324	Stamps.com, Inc.	4,325
212	Standard Microsystems Corp. †	5,228
1,207	STEC, Inc. †	24,249
2,709	Stratasys, Inc. †	127,323
1,863	SuccessFactors, Inc. †	72,825
730	Super Micro Computer, Inc. †	11,709
303	Supertex, Inc. †	6,751
1,399	support.com, Inc. †	7,261
1,003	Synaptics, Inc. †	27,101
13,100	Synchronoss Technologies, Inc. †	455,225
2,115	Syntel, Inc.	110,467
192	Take-Two Interactive Software, Inc. †	2,951
1,178	Taleo Corp., Class A †	41,996
320	TechTarget, Inc. †	2,851
274	Tekelec †	2,225
566	TeleCommunication Systems, Inc., Class A †	2,332
250	TeleNav, Inc. †	2,968
849	TeleTech Holdings, Inc. †	16,454
1,731	Terremark Worldwide, Inc. †	32,889
96	Tessco Technologies, Inc.	1,104
866	Tessera Technologies, Inc. †	15,813
759	THQ, Inc. †	3,461
4,924	TIBCO Software, Inc. †	134,179
228	Tier Technologies, Inc., Class B †	1,254
3,435	TiVo, Inc. †	30,091
776	TNS, Inc. †	12,082
3,190	Travelzoo, Inc. †	212,422
22,242	TriQuint Semiconductor, Inc. †	287,144
554	TTM Technologies, Inc. †	10,061
846	Tyler Technologies, Inc. †	20,059
4,414	Ultimate Software Group, Inc. †	259,322
655	Ultra Clean Holdings †	6,773
9,896	Ultratech, Inc. †	290,942
509	Unisys Corp. †	15,891
573	United Online, Inc.	3,613
893	Universal Display Corp. †	49,151
1,880	ValueClick, Inc. †	27,185
3,678	VanceInfo Technologies, Inc. ADR †	115,526
655	VASCO Data Security International, Inc. †	8,993
1,202	Veeco Instruments, Inc. †	61,110
11,013	VeriFone Systems, Inc. †	605,164

Shares		Value
Information Technology (continued)
359	Viasat, Inc. †	$14,303
95	Viasystems Group, Inc. †	2,593
1,046	VirnetX Holding Corp.	20,826
222	Virtusa Corp. †	4,158
11,390	Vocus, Inc. †	294,545
737	Volterra Semiconductor Corp. †	18,300
2,393	Wave Systems Corp., Class A †	7,490
1,150	Websense, Inc. †	26,415
1,150	Wright Express Corp. †	59,616
897	Xyratex, Ltd. †	10,028
1,674	Zix Corp. †	6,160
173	Zoran Corp. †	1,797
		14,213,905
Materials — 2.2%
65	AEP Industries, Inc. †	1,932
2,219	Allied Nevada Gold Corp. †	78,730
710	AMCOL International Corp.	25,546
411	Arch Chemicals, Inc.	17,094
838	Balchem Corp.	31,442
1,669	Calgon Carbon Corp. †	26,504
1,823	Capital Gold Corp. †	11,722
251	Clearwater Paper Corp. †	20,432
171	Coeur d'Alene Mines Corp. †	5,947
25	Contango ORE, Inc. †	462
320	Deltic Timber Corp.	21,389
1,123	Ferro Corp. †	18,631
1,910	General Moly, Inc. †	10,276
1,822	Globe Specialty Metals, Inc.	41,469
7,650	Golden Star Resources, Ltd. †	22,720
217	Hawkins, Inc.	8,914
50	Haynes International, Inc.	2,772
108	HB Fuller Co.	2,320
165	Innophos Holdings, Inc.	7,608
2,494	Jaguar Mining, Inc. †	13,019
167	KMG Chemicals, Inc.	3,283
612	Koppers Holdings, Inc.	26,132
285	Kraton Performance Polymers, Inc. †	10,901
513	LSB Industries, Inc. †	20,335
50	Materion Corp. †	2,040
184	Metals USA Holdings Corp. †	3,012
47	Minerals Technologies, Inc.	3,220
335	Molycorp, Inc. †	20,107
222	Neenah Paper, Inc.	4,877
280	NewMarket Corp.	44,302
407	Noranda Aluminum Holding Corp. †	6,532
1,368	Olin Corp.	31,355
1,334	Omnova Solutions, Inc. †	10,499
1,929	PolyOne Corp.	27,411
244	Quaker Chemical Corp.	9,801
393	Rock-Tenn Co., Class A	27,254
1,151	Rockwood Holdings, Inc. †	56,652
120	RTI International Metals, Inc. †	3,738
543	Schweitzer-Mauduit International, Inc.	27,481
1,154	Senomyx, Inc. †	6,970
792	Silgan Holdings, Inc.	30,207
3,600	Solutia, Inc. †	91,440
440	Spartech Corp. †	3,190
233	Stepan Co.	16,893
1,319	Stillwater Mining Co. †	30,245
843	STR Holdings, Inc. †	16,169
514	Thompson Creek Metals Co., Inc. †	6,446
83	United States Lime & Minerals, Inc. †	3,362
2,645	US Gold Corp. †	23,355
464	Verso Paper Corp. †	2,482

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
201	Wausau Paper Corp.	$1,536
1,013	Worthington Industries, Inc.	21,192
341	WR Grace & Co. †	13,057
652	Zep, Inc.	11,351
		985,756
Telecommunication Services — 0.5%
664	AboveNet, Inc.	43,067
1,340	Alaska Communications Systems Group, Inc.	14,271
261	Atlantic Telegraph-Network, Inc.	9,707
796	Cbeyond, Inc. †	9,289
1,669	Cincinnati Bell, Inc. †	4,473
1,334	Cogent Communications Group, Inc. †	19,036
581	Consolidated Communications Holdings, Inc.	10,882
548	Global Crossing, Ltd. †	7,628
169	Hughes Communications, Inc. †	10,084
1,747	ICO Global Communications Holdings, Ltd. †	4,647
978	Neutral Tandem, Inc. †	14,426
877	NTELOS Holdings Corp.	16,146
2,557	PAETEC Holding Corp. †	8,540
673	Shenandoah Telecommunications Co.	12,154
387	USA Mobility, Inc.	5,608
1,287	Vonage Holdings Corp. †	5,869
		195,827
Utilities — 0.0%
450	American DG Energy, Inc. †	981
373	Cadiz, Inc. †	4,547
153	South Jersey Industries, Inc.	8,563
		14,091
Total Common Stock (Cost $31,765,967)		43,670,288

EXCHANGE-TRADED FUND — 1.1%
5,261	iShares Russell 2000 Growth Index Fund (Cost $471,596)	501,584

WARRANTS — 0.0%
15	GRH, Expires 09/11 † (a)(b) (Cost $0)	—
RIGHTS— 0.0%
834	Empire Resorts, Inc., Expires 04/11† (a) (Cost $0)	—

	Maturity Date	Par	Value
CORPORATE BOND — 0.0%
Gamco Investors, Inc.
0.000% (Cost $400)	12/31/15	$400	$262

Total Investments — 99.6%
(Cost $32,237,963)^			44,172,134
Other Assets & Liabilities, Net — 0.4%			183,072
NET ASSETS — 100.0%			$44,355,206

†	Non-income producing security.
††	More narrow industries are used for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)
Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2011, the total market value of these securities was $2,406, and represented less than 1.0% of Net Assets.

(b)	All or a portion of this security is on loan.

ADR	— American Depositary Receipt

^ At March 31, 2011, the tax basis cost of the Fund’s investments was $32,237,963 and the unrealized appreciation and depreciation were $13,331,816 and $(1,397,645), respectively.

Amounts designated as “—” are either $0, or have been rounded to $0.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
Small Cap Growth Fund	March 31, 2011
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value:

Investment in Securities
	Level 1	Level 2	Level 3		Total
Common Stock
Consumer Discretionary	$6,383,451	$—	$2,406		$6,385,857
Consumer Staples	1,187,873	—	—		1,187,873
Energy	3,608,609	—	—		3,608,609
Financials	1,741,591	—	—		1,741,591
Health Care	7,939,375	—	—		7,939,375
Industrials	7,397,404	—	—		7,397,404
Information Technology	14,213,905	—	—		14,213,905
Materials	985,756	—	—		985,756
Telecommunication Services	195,827	—	—		195,827
Utilities	14,091	—	—		14,091
	43,667,882	—	2,406		43,670,288

Exchange-Traded Fund	501,584	—	—		501,584
Warrants	—	—	—	*	—
Rights	—	—	—	*	—
Corporate Bond	—	262	—		262
	501,584	262	—		501,846

Total Investments in Securities	$44,169,466	$262	$2,406		$44,172,134

* This security was categorized as Level 3 and had a market value of $0 as of March 31, 2011. This security was categorized as Level 3 and had a market value of $0 as of December 31, 2010. There were $0 of accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales and transfers in or out of Level 3 during the period ended March 31, 2011 due to the fact that the value has remained zero throughout the period ended March 31, 2011.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of January 1, 2011	$2,406
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of March 31, 2011	$2,406

WIL-QH-002-0500

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 95.4%
Australia — 4.4%
840	AGL Energy, Ltd.	$12,439
5,331	Alumina, Ltd.	13,591
3,220	AMP, Ltd.	18,110
1,749	Aristocrat Leisure, Ltd.	5,878
11,576	Australia & New Zealand Banking Group, Ltd.	285,013
5,553	BHP Billiton, Ltd.	266,594
3,707	BlueScope Steel, Ltd.	7,573
2,590	Brambles, Ltd.	18,962
2,470	Commonwealth Bank of Australia	133,862
1,000	CSL, Ltd.	36,940
1,215	DuluxGroup, Ltd.	3,405
3,120	Fortescue Metals Group, Ltd.	20,678
4,120	Foster's Group, Ltd.	24,368
2,117	GPT Group	6,874
6,870	Insurance Australia Group, Ltd.	25,519
308	Leighton Holdings, Ltd.	9,393
1,114	Macquarie Atlas Roads Group †	2,205
528	Macquarie Group, Ltd.	19,963
30,000	Metcash, Ltd.	129,038
3,409	National Australia Bank, Ltd.	91,136
823	Newcrest Mining, Ltd.	33,911
1,215	Orica, Ltd.	33,183
802	Origin Energy, Ltd.	13,464
1,610	QBE Insurance Group, Ltd.	29,456
620	Rio Tinto, Ltd.	54,355
4,886	Stockland	18,748
2,843	Suncorp Group, Ltd.	24,950
2,388	TABCORP Holdings, Ltd.	18,502
8,000	Telstra Corp., Ltd.	23,341
1,550	Toll Holdings, Ltd.	9,510
2,602	Transurban Group	14,469
1,459	Wesfarmers, Ltd.	47,947
754	Wesfarmers, Ltd. PPS	25,112
3,555	Westfield Group	34,337
3,555	Westfield Retail Trust	9,637
4,554	Westpac Banking Corp.	114,612
970	Woodside Petroleum, Ltd.	46,971
2,227	Woolworths, Ltd.	61,910
383	WorleyParsons, Ltd.	12,273
		1,758,229
Austria — 0.8%
3,747	Erste Group Bank AG	189,164
2,560	OMV AG	115,701
790	Telekom Austria AG	11,559
		316,424
Belgium — 0.4%
5,266	Ageas	14,969
1,014	Anheuser-Busch InBev NV	57,793
624	Anheuser-Busch InBev NV VVPR †	5
280	Belgacom SA	10,844
197	Delhaize Group SA	16,044
341	Groupe Bruxelles Lambert SA	31,855
400	KBC Groep NV	15,047
100	Solvay SA	11,852
200	UCB SA	7,591
		166,000
Bermuda — 0.1%
736	Seadrill, Ltd.	26,612

Shares		Value
Brazil — 0.7%
15,400	Brookfield Incorporacoes SA	$79,618
6,500	Cia de Saneamento Basico do Estado de Sao Paulo	187,733
		267,351
Canada — 3.8%
2,900	Bank of Nova Scotia	177,949
2,000	Canadian National Railway Co.	150,902
4,000	Canadian Natural Resources, Ltd.	197,793
3,300	Enbridge, Inc.	202,255
6,400	Nexen, Inc.	159,554
6,000	Rogers Communications, Inc., Class B	218,092
3,900	Royal Bank of Canada	241,321
2,700	Teck Resources, Ltd., Class B	143,118
		1,490,984
China — 1.9%
107,613	Bank of Communications Co., Ltd., Class H	118,320
164,000	China Citic Bank Corp., Ltd., Class H	119,217
282,000	China Petroleum & Chemical Corp., Class H	281,579
131,000	Dongfeng Motor Group Co., Ltd., Class H	222,848
7,327	Foxconn International Holdings, Ltd. †	4,400
		746,364
Denmark — 0.4%
3	AP Moller - Maersk A/S, Class B	28,162
841	Danske Bank A/S	18,595
700	DSV A/S	17,241
631	Novo Nordisk A/S, Class B	79,262
125	Novozymes A/S, Class B	19,102
350	Vestas Wind Systems A/S †	15,196
		177,558
Finland — 1.4%
1,070	Fortum OYJ	36,317
5,740	Nokia OYJ	48,858
15,500	Pohjola Bank PLC, Class A	210,827
7,560	Sampo OYJ, Class A	240,690
1,450	Stora Enso OYJ, Class R	17,257
420	UPM-Kymmene OYJ	8,878
		562,827
France — 7.4%
370	Accor SA	16,623
592	Air Liquide SA	78,705
4,580	Alcatel-Lucent	26,398
440	Alstom SA	26,008
2,840	AXA SA	59,322
6,524	BNP Paribas	476,798
450	Bouygues SA	21,595
290	Cap Gemini SA	16,834
964	Carrefour SA	42,577
1,400	Christian Dior SA	197,162
720	Cie de St.-Gobain	44,019
295	Cie Generale de Geophysique-Veritas †	10,671
245	Cie Generale des Etablissements Michelin, Class B	20,660
440	Cie Generale d'Optique Essilor International SA	32,637
720	CNP Assurances	15,277
1,610	Credit Agricole SA	26,409
950	Danone	61,983
370	Edenred †	11,159
362	EDF SA	14,998

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
France (continued)
2,744	France Telecom SA	$61,595
1,834	GDF Suez	74,772
350	Lafarge SA	21,809
330	Lagardere SCA	14,070
490	L'Oreal SA	57,073
509	LVMH Moet Hennessy Louis Vuitton SA	80,571
40	Neopost SA	3,501
285	Pernod-Ricard SA	26,603
100	PPR	15,312
520	Publicis Groupe SA	29,134
4,577	Sanofi-Aventis SA	320,639
2,303	Schneider Electric SA	393,220
820	Societe Generale	53,247
1,830	Sodexo	133,671
450	Suez Environnement Co.	9,318
310	Technip SA	33,042
3,672	Total SA	223,684
132	Unibail-Rodamco SE	28,601
270	Vallourec SA	30,246
867	Veolia Environnement SA	26,995
604	Vinci SA	37,698
1,936	Vivendi SA	55,213
		2,929,849
Germany — 7.2%
350	Adidas AG	21,999
742	Allianz SE	103,869
4,952	BASF SE	427,309
1,314	Bayer AG	101,494
3,100	Bayerische Motoren Werke AG	257,300
1,250	Commerzbank AG	9,703
1,439	Daimler AG	101,366
1,555	Deutsche Bank AG	91,146
350	Deutsche Boerse AG	26,489
1,323	Deutsche Post AG	23,772
3,748	Deutsche Telekom AG	57,959
2,952	E.ON AG	89,742
217	Fresenius Medical Care AG & Co. KGAA	14,554
1,100	Hochtief AG	118,115
260	Linde AG	41,038
250	MAN SE	31,097
106	Merck KGAA	9,557
310	Metro AG	21,108
1,731	Muenchener Rueckversicherungs AG	272,051
3,040	RWE AG	192,864
4,880	SAP AG	298,377
3,013	Siemens AG	412,025
280	Solarworld AG	4,537
720	ThyssenKrupp AG	29,298
6,050	United Internet AG	108,696
10	Volkswagen AG	1,529
		2,866,994
Greece — 0.1%
1,070	Alpha Bank AE	6,861
826	EFG Eurobank Ergasias SA	5,135
680	Hellenic Telecommunications Organization SA	7,590
875	National Bank of Greece SA	7,745
500	OPAP SA	10,676
454	Piraeus Bank SA	898
		38,905
Guernsey — 0.0%
164	Resolution, Ltd.	778

Shares		Value
Hong Kong — 4.2%
4,840	Bank of East Asia, Ltd.	$20,538
11,600	BOC Hong Kong Holdings, Ltd.	37,819
39,000	Cathay Pacific Airways, Ltd.	93,416
20,200	Cheung Kong Holdings, Ltd.	329,255
10,500	China Mobile, Ltd.	96,925
2,582	CLP Holdings, Ltd.	20,873
79,800	CNOOC, Ltd.	201,655
2,049	Esprit Holdings, Ltd.	9,395
3,801	Hang Lung Properties, Ltd.	16,671
2,100	Hang Seng Bank, Ltd.	33,931
6,463	Hong Kong & China Gas Co., Ltd.	15,506
1,200	Hong Kong Exchanges and Clearing, Ltd.	26,038
5,100	Hutchison Whampoa, Ltd.	60,355
12,500	Jardine Strategic Holdings, Ltd.	333,825
22,000	Kingboard Chemical Holdings, Ltd.	115,686
4,129	Li & Fung, Ltd.	21,116
4,775	New World Development, Ltd.	8,419
3,100	Power Assets Holdings, Ltd.	20,718
1,900	Sun Hung Kai Properties, Ltd.	30,088
12,400	Swire Pacific, Ltd., Class A	181,612
		1,673,841
India — 1.1%
3,100	Dr. Reddy's Laboratories, Ltd. ADR	115,630
3,400	Infosys Technologies, Ltd. ADR	243,780
3,500	Tata Motors, Ltd. ADR	97,265
		456,675
Indonesia — 1.0%
41,000	Gudang Garam TBK PT	196,973
40,000	Indo Tambangraya Megah PT	212,251
		409,224
Ireland — 0.2%
273	CRH PLC^	6,265
1,058	CRH PLC^	24,301
770	Elan Corp. PLC †	5,286
2,400	Experian PLC	29,718
		65,570
Israel — 0.8%
5,000	Teva Pharmaceutical Industries, Ltd. ADR	250,850
1,500	Teva Pharmaceutical Industries, Ltd.	75,395
		326,245
Italy — 2.1%
1,997	Assicurazioni Generali SPA	43,152
724	Atlantia SPA	16,575
4,660	Banca Monte dei Paschi di Siena SPA	5,807
1,530	Banco Popolare SC	4,559
8,800	Enel SPA	55,422
17,406	ENI SPA	426,975
1,510	Fiat Industrial SPA †	21,672
1,510	Fiat SPA	13,643
1,090	Finmeccanica SPA	13,704
13,484	Intesa Sanpaolo SPA	39,768
2,180	Intesa Sanpaolo SPA, RNC	5,750
2,310	Mediaset SPA	14,658
1,375	Mediobanca SPA	14,040
4,476	Snam Rete Gas SPA	25,137
14,324	Telecom Italia SPA	22,007
13,120	Telecom Italia SPA, RNC	17,619
26,743	UniCredit SPA	65,898
1,132	Unione di Banche Italiane SCPA	9,656
		816,042
Japan — 14.1%
300	Advantest Corp.	5,404

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Japan (continued)
1,600	Aeon Co., Ltd.	$18,549
500	Aisin Seiki Co., Ltd.	17,389
685	Ajinomoto Co., Inc.	7,130
12,100	Amada Co., Ltd.	101,094
1,300	Asahi Breweries, Ltd.	21,624
2,200	Asahi Glass Co., Ltd.	27,692
3,600	Asahi Kasei Corp.	24,258
900	Astellas Pharma, Inc.	33,345
4,100	Bank of Yokohama, Ltd. (The)	19,498
600	Bridgestone Corp.	12,553
13,500	Brother Industries, Ltd.	198,319
1,598	Canon, Inc.	68,763
2	Central Japan Railway Co.	15,862
1,400	Chiba Bank, Ltd. (The)	7,851
878	Chubu Electric Power Co., Inc.	19,556
500	Chugai Pharmaceutical Co., Ltd.	8,604
100	Credit Saison Co., Ltd.	1,615
2,100	Dai Nippon Printing Co., Ltd.	25,587
1,400	Daiichi Sankyo Co., Ltd.	27,042
600	Daikin Industries, Ltd.	17,957
200	Daito Trust Construction Co., Ltd.	13,764
308	Daiwa House Industry Co., Ltd.	3,769
2,900	Daiwa Securities Group, Inc.	13,326
548	Denso Corp.	18,232
500	Dentsu, Inc.	12,930
700	East Japan Railway Co.	38,889
3,500	Eisai Co., Ltd.	125,687
500	Electric Power Development Co., Ltd.	15,422
300	FANUC Corp.	45,369
1,000	FUJIFILM Holdings Corp.	31,010
4,600	Fujitsu, Ltd.	26,007
1,900	Fukuoka Financial Group, Inc.	7,902
25,217	Hankyu Hanshin Holdings, Inc.	116,437
100	Hirose Electric Co., Ltd.	10,771
2,773	Hitachi, Ltd.	14,442
509	Hokkaido Electric Power Co., Inc.	9,892
1,600	Hokuhoku Financial Group, Inc.	3,120
2,500	Honda Motor Co., Ltd.	92,929
900	Hoya Corp.	20,549
200	Ibiden Co., Ltd.	6,332
3	INPEX Corp.	22,708
2,300	ITOCHU Corp.	24,081
1,164	Japan Steel Works, Ltd. (The)	9,115
8	Japan Tobacco, Inc.	28,937
700	JFE Holdings, Inc.	20,506
2,000	Joyo Bank, Ltd. (The)	7,865
700	JS Group Corp.	18,163
1,200	JTEKT Corp.	15,640
2,261	JX Holdings, Inc.	15,198
4,300	Kajima Corp.	12,028
1,100	Kansai Electric Power Co., Inc. (The)	23,980
1,000	Kao Corp.	24,964
5	KDDI Corp.	30,928
1,015	Keio Corp.	6,068
110	Keyence Corp.	28,094
300	Kintetsu Corp.	964
1,900	Kirin Holdings Co., Ltd.	24,947
53,100	Kobe Steel, Ltd.	137,546
1,800	Komatsu, Ltd.	61,096
4,900	Konami Corp.	90,582
1,100	Konica Minolta Holdings, Inc.	9,249
1,133	Kubota Corp.	10,667
1,000	Kuraray Co., Ltd.	12,919
300	Kyocera Corp.	30,419
5,200	Kyushu Electric Power Co., Inc.	101,737

Shares		Value
Japan (continued)
4,200	Marubeni Corp.	$30,199
900	Marui Group Co., Ltd.	5,821
3,600	MEIJI Holdings Co., Ltd.	144,941
1,800	Mitsubishi Chemical Holdings Corp.	11,344
2,600	Mitsubishi Corp.	72,129
4,200	Mitsubishi Electric Corp.	49,452
2,200	Mitsubishi Estate Co., Ltd.	37,196
1,400	Mitsubishi Gas Chemical Co., Inc.	10,042
6,000	Mitsubishi Heavy Industries, Ltd.	27,582
4,600	Mitsubishi Materials Corp.	15,589
14,856	Mitsubishi UFJ Financial Group, Inc.	68,484
3,400	Mitsui & Co., Ltd.	60,902
1,600	Mitsui Fudosan Co., Ltd.	26,314
2,700	Mitsui OSK Lines, Ltd.	15,576
17,000	Mizuho Financial Group, Inc.	28,065
750	MS&AD Insurance Group Holdings	17,123
500	Murata Manufacturing Co., Ltd.	36,174
1,583	NEC Corp.	3,441
100	Nidec Corp.	8,665
800	Nikon Corp.	16,507
137	Nintendo Co., Ltd.	37,270
14,056	Nippon Electric Glass Co., Ltd.	199,303
2,100	Nippon Express Co., Ltd.	8,060
5,989	Nippon Steel Corp.	19,168
3,500	Nippon Telegraph & Telephone Corp.	156,402
2,800	Nippon Yusen KK	10,960
5,200	Nissan Motor Co., Ltd.	46,214
400	Nitto Denko Corp.	21,205
1,900	NKSJ Holdings, Inc.	12,409
3,500	Nomura Holdings, Inc.	18,100
2,100	NSK, Ltd.	18,125
3	NTT Data Corp.	9,268
22	NTT DoCoMo, Inc.	38,425
1,100	Obayashi Corp.	4,880
400	Olympus Corp.	11,145
500	Omron Corp.	14,083
180	ORIX Corp.	16,880
32,800	Osaka Gas Co., Ltd.	130,923
2,765	Panasonic Corp.	35,043
1,100	Resona Holdings, Inc.	5,246
1,100	Ricoh Co., Ltd.	12,958
200	Rohm Co., Ltd.	12,573
2,900	Sankyo Co., Ltd.	148,601
300	Secom Co., Ltd.	13,956
400	Sega Sammy Holdings, Inc.	6,940
300	Seiko Epson Corp.	4,816
2,000	Sekisui Chemical Co., Ltd.	15,634
1,700	Sekisui House, Ltd.	15,872
1,500	Seven & I Holdings Co., Ltd.	38,229
1,900	Sharp Corp.	18,857
700	Shin-Etsu Chemical Co., Ltd.	34,856
1,300	Shinsei Bank, Ltd.	1,533
700	Shiseido Co., Ltd.	12,131
100	Shizuoka Bank, Ltd. (The)	828
2,800	Showa Denko KK	5,635
38	SMC Corp.	6,257
4,700	Softbank Corp.	187,358
4,544	Sojitz Corp.	9,042
1,800	Sony Corp.	57,441
3,200	Sumitomo Chemical Co., Ltd.	15,995
21,600	Sumitomo Corp.	308,839
1,900	Sumitomo Electric Industries, Ltd.	26,326
1,800	Sumitomo Heavy Industries, Ltd.	11,730
7,600	Sumitomo Metal Industries, Ltd.	16,998
1,300	Sumitomo Metal Mining Co., Ltd.	22,359

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Japan (continued)
5,600	Sumitomo Mitsui Financial Group, Inc.	$173,825
5,774	Sumitomo Mitsui Trust Holdings, Inc.	20,465
7,400	Suzuki Motor Corp.	165,474
300	T&D Holdings, Inc.	7,395
1,300	Takashimaya Co., Ltd.	8,312
1,100	Takeda Pharmaceutical Co., Ltd.	51,346
200	TDK Corp.	11,834
3,100	Teijin, Ltd.	13,876
400	Terumo Corp.	21,085
2,500	Tobu Railway Co., Ltd.	10,219
900	Tohoku Electric Power Co., Inc.	15,226
891	Tokio Marine Holdings, Inc.	23,800
1,700	Tokyo Electric Power Co., Inc. (The)	9,480
300	Tokyo Electron, Ltd.	16,548
2,500	Tokyo Gas Co., Ltd.	11,409
3,000	Tokyu Corp.	12,450
2,100	Toppan Printing Co., Ltd.	16,576
2,700	Toray Industries, Inc.	19,609
6,000	Toshiba Corp.	29,352
500	Toyota Industries Corp.	15,146
4,355	Toyota Motor Corp.	172,908
500	Toyota Tsusho Corp.	8,247
4	West Japan Railway Co.	15,428
34	Yahoo Japan Corp.	12,147
2,090	Yamada Denki Co., Ltd.	140,520
600	Yamaha Motor Co., Ltd.	10,452
1,200	Yamato Holdings Co., Ltd.	18,613
		5,611,033
Jersey — 0.0%
709	Atrium European Real Estate, Ltd.	4,445

Luxembourg — 0.7%
1	APERAM	40
7,545	ArcelorMittal	272,703
		272,743
Malaysia — 0.6%
83,700	Genting Malaysia BHD	101,718
38,800	Hong Leong Bank BHD	126,402
		228,120
Mexico — 1.6%
118,000	America Movil SAB de CV, Series L	343,308
24,000	Grupo Financiero Banorte SAB de CV, Class O	113,044
52,400	Grupo Mexico SAB de CV, Series B	196,570
		652,922
Netherlands — 4.1%
1,766	Aegon NV	13,220
296	Akzo Nobel NV	20,363
470	ASML Holding NV	20,894
690	European Aeronautic Defence and Space Co. NV	20,090
600	Heineken NV	32,755
4,786	ING Groep NV, CVA	60,735
1,780	Koninklijke Ahold NV	23,865
3,230	Koninklijke DSM NV	198,535
2,352	Koninklijke KPN NV	40,095
1,840	Koninklijke Philips Electronics NV	58,924
1,203	Reed Elsevier NV	15,515
5,853	Royal Dutch Shell PLC, Class A	212,334
12,568	Royal Dutch Shell PLC, Class B	456,449
922	TNT NV	23,667
13,345	Unilever NV, CVA	418,013

Shares		Value
Netherlands (continued)
660	Wolters Kluwer NV	$15,431
		1,630,885
New Zealand — 0.0%
7,043	Telecom Corp. of New Zealand, Ltd.	10,818

Norway — 1.0%
2,322	DnB NOR ASA	35,606
95,000	Marine Harvest ASA	117,922
2,200	Norsk Hydro ASA	18,037
2,150	Orkla ASA	20,829
6,372	Statoil ASA	176,496
965	Telenor ASA	15,884
		384,774
Philippines — 0.2%
3,200	Globe Telecom, Inc.	65,792

Poland — 0.3%
7,000	Grupa Lotos SA †	109,026

Portugal — 0.1%
3,730	Banco Comercial Portugues SA, Class R	3,037
1,620	Brisa Auto-Estradas de Portugal SA	10,935
4,750	Energias de Portugal SA	18,488
770	Portugal Telecom SGPS SA	8,900
		41,360
Russia — 1.5%
4,300	Gazprom OAO ADR	139,194
1,900	Lukoil OAO ADR	136,034
6,900	Tatneft ADR	304,999
		580,227
Singapore — 2.4%
3,000	DBS Group Holdings, Ltd.	34,835
9,800	Jardine Cycle & Carriage, Ltd.	284,394
3,908	Keppel Corp., Ltd.	38,130
6,000	Oversea-Chinese Banking Corp., Ltd.	45,607
1,825	SATS, Ltd.	3,632
2,500	Singapore Airlines, Ltd.	27,120
71,200	Singapore Telecommunications, Ltd.	170,506
22,200	United Overseas Bank, Ltd.	331,045
		935,269
South Africa — 1.7%
10,000	Aspen Pharmacare Holdings, Ltd.	116,704
7,700	Gold Fields, Ltd.	134,388
11,000	Remgro, Ltd.	181,144
3,000	Tiger Brands, Ltd.	77,563
9,450	Vodacom Group, Ltd.	110,726
17,000	Woolworths Holdings, Ltd.	70,176
		690,701
South Korea — 3.3%
600	Honam Petrochemical Corp.	211,906
1,100	Hyosung Corp.	88,316
3,900	Hyundai Marine & Fire Insurance Co., Ltd. †	108,811
500	Hyundai Motor Co.	92,529
1,425	LG Corp.	106,260
650	Samsung Electronics Co., Ltd.	551,907
1,100	S-Oil Corp.	152,342
		1,312,071
Spain — 3.3%
609	Abertis Infraestructuras SA	13,210

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Spain (continued)
138	Acciona SA	$14,986
144	ACS Actividades de Construccion y Servicios SA	6,751
6,885	Banco Bilbao Vizcaya Argentaria SA	83,509
1,882	Banco Popular Espanol SA	11,049
45,238	Banco Santander SA	527,505
63	Ferrovial SA	789
210	Fomento de Construcciones y Contratas SA	6,942
6,683	Iberdrola SA	58,097
380	Inditex SA	30,483
6,640	Repsol YPF SA	227,515
13,224	Telefonica SA	331,624
		1,312,460
Sweden — 2.2%
800	Assa Abloy AB, Class B	23,009
1,400	Atlas Copco AB, Class B	33,844
14,400	Atlas Copco AB, Class A	382,743
600	Electrolux AB, Series B	15,468
1,690	Hennes & Mauritz AB, Class B	56,152
6,200	Nordea Bank AB	67,890
2,000	Sandvik AB	37,777
1,000	Scania AB, Class B	23,201
1,100	Securitas AB, Class B	13,099
3,840	Skandinaviska Enskilda Banken AB, Class A	34,255
1,200	SKF AB, Class B	34,929
1,500	Svenska Cellulosa AB, Class B	24,159
621	Svenska Handelsbanken AB, Class A	20,386
3,777	Telefonaktiebolaget LM Ericsson, Class B	48,636
4,100	TeliaSonera AB	35,465
2,283	Volvo AB, Class B	40,165
		891,178
Switzerland — 5.3%
3,841	ABB, Ltd.	92,254
1,400	ACE, Ltd.	90,580
130	Actelion, Ltd. †	7,477
340	Adecco SA	22,324
2,000	Baloise Holding AG	197,910
775	Cie Financiere Richemont SA	44,696
1,522	Credit Suisse Group AG	64,577
90	Geberit AG	19,581
530	Holcim, Ltd.	39,843
3,700	Julius Baer Group, Ltd.	160,221
5,217	Nestle SA	298,817
325	Nobel Biocare Holding AG	6,731
6,893	Novartis AG	373,344
985	Roche Holding AG	140,655
1,470	STMicroelectronics NV	18,229
79	Swatch Group AG (The)	34,867
1,266	Swiss Life Holding AG	208,898
481	Swiss Reinsurance Co., Ltd.	27,417
48	Swisscom AG	21,416
166	Syngenta AG	54,016
149	Synthes, Inc.	20,129
4,866	UBS AG	87,559
260	Zurich Financial Services AG	72,695
		2,104,236
Thailand — 0.5%
13,500	Bangkok Bank PCL	76,794
18,100	PTT Exploration & Production PCL	107,817
		184,611

Shares		Value
Turkey — 0.2%
18,500	KOC Holding AS	$85,899

United Kingdom — 13.7%
2,297	3i Group PLC	11,013
2,159	Anglo American PLC	110,954
5,315	AstraZeneca PLC	244,214
4,840	Aviva PLC	33,590
6,290	BAE Systems PLC	32,785
16,799	Barclays PLC	75,436
5,198	BG Group PLC	129,058
13,763	BHP Billiton PLC	544,959
45,305	BP PLC	332,899
7,343	British American Tobacco PLC	294,471
1,069	British Land Co. PLC	9,476
2,330	British Sky Broadcasting Group PLC	30,867
7,318	BT Group PLC, Class A	21,748
4,422	Cable & Wireless Communications PLC	3,227
4,422	Cable & Wireless Worldwide PLC	3,719
1,219	Capita Group PLC (The)	14,531
400	Carnival PLC	15,737
9,673	Centrica PLC	50,449
3,980	Compass Group PLC	35,780
3,710	Diageo PLC	70,529
28,000	G4S PLC	114,595
7,832	GlaxoSmithKline PLC	149,254
490	Hammerson PLC	3,513
2,878	Home Retail Group PLC	8,912
26,785	HSBC Holdings PLC	276,698
12,960	Imperial Tobacco Group PLC	399,946
619	Intercontinental Hotels Group PLC	12,686
3,260	International Power PLC	16,105
3,120	J Sainsbury PLC	16,763
830	Johnson Matthey PLC	24,748
4,950	Kingfisher PLC	19,503
970	Land Securities Group PLC	11,402
13,730	Legal & General Group PLC	25,350
44,104	Lloyds Banking Group PLC †	40,986
350	London Stock Exchange Group PLC	4,675
3,512	Man Group PLC	13,840
2,730	Marks & Spencer Group PLC	14,738
20,723	National Grid PLC	197,164
8,195	Next PLC	260,060
12,240	Old Mutual PLC	26,669
1,940	Pearson PLC	34,277
4,759	Prudential PLC	53,900
831	Reckitt Benckiser Group PLC	42,661
1,930	Reed Elsevier PLC	16,708
2,290	Rexam PLC	13,353
5,933	Rio Tinto PLC	419,502
3,689	Rolls-Royce Group PLC	36,583
28,552	Royal Bank of Scotland Group PLC †	18,734
5,679	RSA Insurance Group PLC	11,967
1,780	SABMiller PLC	63,000
4,410	Sage Group PLC (The)	19,675
1,550	Scottish & Southern Energy PLC	31,364
500	Severn Trent PLC	11,713
2,010	Smith & Nephew PLC	22,652
1,276	Smiths Group PLC	26,521
13,657	Standard Chartered PLC	354,289
11,297	Tesco PLC	69,018
2,071	Tullow Oil PLC	48,063
1,971	Unilever PLC	60,053
1,228	United Utilities Group PLC	11,646
80,414	Vodafone Group PLC	229,192

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
United Kingdom (continued)
625	Whitbread PLC	$16,532
2,185	WM Morrison Supermarkets PLC	9,665
157	Wolseley PLC †	5,286
2,730	WPP PLC	33,648
3,750	Xstrata PLC	87,504
		5,450,555
United States — 0.6%
3,350	Philip Morris International, Inc.	219,860

Total Common Stock (Cost $34,417,818)		37,875,457

PREFERRED STOCK — 2.4%
Brazil — 2.3%
6,519	Banco Bradesco SA	133,215
4,700	Cia Paranaense de Energia	127,541
18,670	Itausa - Investimentos Itau SA	145,701
12,600	Petroleo Brasileiro SA	219,583
9,600	Vale SA	278,914
		904,954
Germany — 0.1%
276	Henkel AG & Co. KGAA	17,078
190	Porsche Automobil Holding SE	12,393
160	Volkswagen AG	25,852
		55,323
Total Preferred Stock (Cost $889,337)		960,277

EXCHANGE-TRADED FUND — 0.9%
5,700	iShares MSCI EAFE Index Fund (Cost $345,387)	342,513
RIGHTS — 0.0%
190	Porsche AG, Expires 04/11†	1,647
510	Hutchison Whampoa, Ltd.† (a)	—

Total Rights (Cost $0)		1,647

PRIVATE COMPANY 0.0%
7,765	BGP Holdings PLC † (a)(Cost $0)	—

Total Investments — 98.7%
(Cost $35,652,542)††		39,179,894
Other Assets & Liabilities, Net — 1.3%		508,372
NET ASSETS — 100.0%		$39,688,266

† Non-income producing security.
^ Securities incorporated in the same country but traded on different exchanges.
(a) Security fair valued using methods determined in good faith by the Pricing Committee. As of March 31, 2011, the total market value of this security was $0 and represented 0.0% of Net Assets.

ADR — American Depositary Receipt EAFE — Europe, Australasia, Far East
MSCI — Morgan Stanley Capital International PLC — Public Limited Company
PPS — Price Protected Shares VVPR — Voter Verified Paper Record

Amounts designated as “—“ are either $0 or have been rounded to $0.

†† At March 31, 2011, the tax basis cost of the Fund’s investments was $35,652,542 and the unrealized appreciation and depreciation were $7,127,348 and $(3,599,996), respectively.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s investments carried at value:

Investment in Securities
	Level 1	Level 2		Level 3		Total
Common Stock
Australia	$9,637	$1,748,592	*	$—		$1,758,229
Austria	—	316,424	*	—		316,424
Belgium	—	166,000	*	—		166,000
Bermuda	—	26,612	*	—		26,612
Brazil	267,351	—		—		267,351
Canada	1,490,984	—		—		1,490,984
China	—	746,364	*	—		746,364
Denmark	—	177,558	*	—		177,558
Finland	—	562,827	*	—		562,827
France	—	2,929,849	*	—		2,929,849
Germany	—	2,866,994	*	—		2,866,994
Greece	—	38,905	*	—		38,905
Guernsey	—	778	*	—		778
Hong Kong	—	1,673,841	*	—		1,673,841
India	456,675	—		—		456,675
Indonesia	—	409,224	*	—		409,224
Ireland	—	65,570	*	—		65,570
Israel	250,850	75,395	*	—		326,245
Italy	21,672	794,370	*	—		816,042
Japan	14,442	5,596,591	*	—		5,611,033
Jersey	—	4,445	*	—		4,445
Luxembourg	40	272,703	*	—		272,743
Malaysia	—	228,120	*	—		228,120
Mexico	652,922	—		—		652,922
Netherlands	—	1,630,885	*	—		1,630,885
New Zealand	—	10,818	*	—		10,818
Norway	—	384,774	*	—		384,774
Phillippines	—	65,792	*	—		65,792
Poland	—	109,026	*	—		109,026
Portugal	—	41,360	*	—		41,360
Russia	—	580,227	*	—		580,227
Singapore	—	935,269	*	—		935,269
South Africa	—	690,701	*	—		690,701
South Korea	—	1,312,071	*	—		1,312,071
Spain	83,509	1,228,951	*	—		1,312,460
Sweden	—	891,178	*	—		891,178
Switzerland	90,580	2,013,656	*	—		2,104,236
Thailand	—	184,611	*	—		184,611
Turkey	—	85,899	*	—		85,899
United Kingdom	—	5,450,555	*	—		5,450,555
United States	219,860	—		—		219,860
	3,558,522	34,316,935		—		37,875,457
Preferred Stock
Brazil	904,954	—		—		904,954
Germany	—	55,323	*	—		55,323
	904,954	55,323		—		960,277

Exchange-Traded Fund	342,513	—		—		342,513
Rights	1,647	—		—		1,647
Private Company	—	—		—	^	—
Total Investments in Securities	$4,807,636	$34,372,258		$—		$39,179,894

Wilshire Variable Insurance Trust
International Equity Fund	March 31, 2011
Schedule of Investments	(Unaudited)

* Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading through the application of a third party valuation model.

^ This security was categorized as Level 3 and had a market value of $0 as of March 31, 2011 and the value has remained zero throughout the period ended March 31, 2011. There were no accrued discounts/premiums, realized gain/(loss), change in unrealized appreciation/(depreciation), purchases, sales or transfers in or out of Level 3 during the period ended March 31, 2011.

For the period ended March 31, 2011, the transfers out of Level 1 and into Level 2 were $1,537,091 and the transfers out of Level 2 into Level 1 were $(985,110). The transfers were related to the fair value of certain international securities.

WIL-QH-002-0500

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

COMMON STOCK — 97.9%
Consumer Discretionary — 13.6%
2,020	Amazon.com, Inc. †	$363,862
8,660	Cablevision Systems Corp., Class A	299,723
26,920	Comcast Corp. Special, Class A	665,462
4,030	Harley-Davidson, Inc.	171,235
12,240	Home Depot, Inc. (The)	453,614
13,240	Johnson Controls, Inc.	550,387
2,380	Lennar Corp., Class A	43,126
5,940	Marcus Corp.	64,746
4,570	McDonald's Corp.	347,731
22,290	News Corp., Class B	415,040
27,000	Staples, Inc.	524,340
32,610	Target Corp.	1,630,826
16,500	Toll Brothers, Inc. †	326,205
28,810	Walt Disney Co. (The)	1,241,423
5,020	Yum! Brands, Inc.	257,928
		7,355,648
Consumer Staples — 9.8%
5,550	Coca-Cola Co. (The)	368,243
8,010	Costco Wholesale Corp.	587,293
6,850	CVS Caremark Corp.	235,092
6,400	Estee Lauder Cos., Inc. (The), Class A	616,704
7,030	General Mills, Inc.	256,947
6,500	HJ Heinz Co.	317,330
8,600	Kellogg Co.	464,228
4,650	Kimberly-Clark Corp.	303,505
10,840	Kraft Foods, Inc., Class A	339,942
8,400	McCormick & Co., Inc.	401,772
7,610	PepsiCo, Inc.	490,160
15,000	Procter & Gamble Co. (The)	924,000
		5,305,216
Energy — 9.9%
4,575	Apache Corp.	598,959
6,310	ConocoPhillips	503,916
3,980	Devon Energy Corp.	365,245
2,780	Diamond Offshore Drilling, Inc.	216,006
18,930	El Paso Corp.	340,740
6,140	National Oilwell Varco, Inc.	486,718
7,700	Newfield Exploration Co. †	585,277
11,320	Petrohawk Energy Corp. †	277,793
26,160	Petroleo Brasileiro SA ADR	1,057,649
2,200	Schlumberger, Ltd.	205,172
13,680	Spectra Energy Corp.	371,822
13,250	Weatherford International, Ltd. †	299,450
		5,308,747
Financials — 15.1%
5,380	American Express Co.	243,176
16,950	Annaly Capital Management, Inc.	295,778
34,320	Bank of America Corp.	457,486
6	Berkshire Hathaway, Inc., Class A †	751,800
26,800	Charles Schwab Corp. (The)	483,204
85,790	Chimera Investment Corp.	339,728
84,480	Citigroup, Inc. †	373,401
4,550	Comerica, Inc.	167,076
14,300	Forest City Enterprises, Inc., Class A †	269,269
690	Goldman Sachs Group, Inc. (The)	109,344
22,560	JPMorgan Chase & Co.	1,040,016
4,020	Lincoln National Corp.	120,761
10,836	MetLife, Inc.	484,694
9,270	Moody's Corp.	314,346
22,120	Travelers Cos., Inc. (The)	1,315,698
4,260	Visa, Inc., Class A	313,621

Shares		Value
Financials (continued)
32,710	Wells Fargo & Co.	$1,036,907
		8,116,305
Health Care — 8.4%
4,270	Abbott Laboratories	209,444
19,970	AmerisourceBergen Corp., Class A	790,013
4,950	Amgen, Inc. †	264,578
17,780	Bristol-Myers Squibb Co.	469,925
2,190	Edwards Lifesciences Corp. †	190,530
3,440	GlaxoSmithKline PLC ADR	132,130
11,680	Johnson & Johnson	692,040
7,530	Merck & Co., Inc.	248,565
12,900	Novartis AG ADR	701,115
34,600	Pfizer, Inc.	702,726
870	Teva Pharmaceutical Industries, Ltd. ADR	43,648
3,120	Warner Chilcott PLC, Class A	72,634
		4,517,348
Industrials — 11.8%
7,550	3M Co.	705,925
3,950	Covanta Holding Corp.	67,466
1,780	Cummins, Inc.	195,124
8,580	Eaton Corp.	475,675
9,560	Emerson Electric Co.	558,591
48,050	General Electric Co.	963,402
4,990	Harsco Corp.	176,097
9,280	Honeywell International, Inc.	554,109
25,350	Masco Corp.	352,872
9,310	Norfolk Southern Corp.	644,904
2,810	PACCAR, Inc.	147,103
6,780	Tyco International, Ltd.	303,541
10,510	United Parcel Service, Inc., Class B	781,103
12,080	Waste Management, Inc.	451,067
		6,376,979
Information Technology — 17.7%
3,470	Apple, Inc. †	1,209,122
12,930	ASML Holding NV, NY Shares	575,385
5,730	Autodesk, Inc. †	252,750
7,540	Automatic Data Processing, Inc.	386,877
17,830	Cisco Systems, Inc.	305,785
3,620	Citrix Systems, Inc. †	265,925
8,370	eBay, Inc. †	259,805
11,950	EMC Corp. †	317,272
1,590	First Solar, Inc. †	255,736
1,870	Google, Inc., Class A †	1,096,213
6,030	International Business Machines Corp.	983,312
7,260	Juniper Networks, Inc. †	305,501
38,410	Microsoft Corp.	974,078
3,750	Motorola Solutions, Inc. †	167,587
7,050	NetApp, Inc. †	339,669
22,150	Oracle Corp.	739,145
2,570	QUALCOMM, Inc.	140,913
15,680	Texas Instruments, Inc.	541,901
9,540	VeriSign, Inc.	345,443
3,060	Xilinx, Inc.	100,368
		9,562,787
Materials — 6.6%
4,730	Air Products & Chemicals, Inc.	426,551
4,400	BHP Billiton, Ltd. ADR	421,872
13,760	Celanese Corp., Series A	610,531
4,000	Ecolab, Inc.	204,080
4,940	EI du Pont de Nemours & Co.	271,552
20,370	International Paper Co.	614,766
4,850	Potash Corp. of Saskatchewan, Inc.	285,811

Wilshire Variable Insurance Trust
Socially Responsible Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value
Materials (continued)
7,800	PPG Industries, Inc.	$742,638
		3,577,801
Telecommunication Services — 3.1%
8,050	American Tower Corp., Class A †	417,151
18,740	AT&T, Inc.	573,444
17,040	Verizon Communications, Inc.	656,722
		1,647,317
Utilities — 1.9%
12,700	NextEra Energy, Inc.	700,024
3,220	Sempra Energy	172,270
5,190	Wisconsin Energy Corp.	158,295
		1,030,589
Total Common Stock (Cost $38,351,896)		52,798,737
Total Investments — 97.9%
(Cost $38,351,896)††		52,798,737
Other Assets & Liabilities, Net — 2.1%		1,107,643
NET ASSETS — 100.0%		$53,906,380

†	Non-income producing security.

ADR — American Depositary Receipt NY — New York
PLC— Public Limited Company

†† At March 31, 2011, the tax basis cost of the Fund’s investments was $38,351,896 and the unrealized appreciation and depreciation were $14,895,338 and $(448,497), respectively.

As of March 31, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WIL-QH-002-0500

Wilshire Variable Insurance Trust
2015 ETF Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 98.6%
72,989	iShares Barclays TIPS Bond Fund	$7,967,479
51,688	iShares MSCI EAFE Index Fund	3,105,932
3,102	SPDR Barclays Capital High Yield Bond ETF	125,600
32,066	SPDR Barclays Capital International Treasury Bond ETF	1,918,509
9,697	SPDR Dow Jones International Real Estate ETF	378,474
14,576	Vanguard Emerging Markets ETF	713,058
1,000	Vanguard Growth ETF	64,300
123,380	Vanguard Large-Cap ETF	7,497,802
13,516	Vanguard REIT ETF	790,551
8,867	Vanguard Small-Cap Growth ETF	765,222
20,659	Vanguard Small-Cap Value ETF	1,476,085
11,682	Vanguard Total Bond Market ETF	934,794

Total Exchange-Traded Funds
(Cost $21,766,838)		25,737,806
Total Investments— 98.6%
(Cost $21,766,838) †		25,737,806
Other Assets & Liabilities, Net — 1.4%		370,902
NET ASSETS — 100.0%		$26,108,708

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

† At March 31, 2011, the tax basis cost of the Fund’s investments was $21,767,044 and the unrealized appreciation and depreciation were $3,977,424 and $(6,662), respectively.

As of March 31, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WIL-QH-003-0500

Wilshire Variable Insurance Trust
2025 ETF Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 98.8%
52,928	iShares Barclays TIPS Bond Fund	$5,777,620
65,231	iShares MSCI EAFE Index Fund	3,919,731
4,806	SPDR Barclays Capital High Yield Bond ETF	194,595
27,512	SPDR Barclays Capital International Treasury Bond ETF	1,646,043
4,991	SPDR Dow Jones International Real Estate ETF	194,799
16,381	Vanguard Emerging Markets ETF	801,359
2,067	Vanguard Growth ETF	132,908
138,046	Vanguard Large-Cap ETF	8,389,055
13,920	Vanguard REIT ETF	814,181
10,770	Vanguard Small-Cap Growth ETF	929,451
21,267	Vanguard Small-Cap Value ETF	1,519,527
27,302	Vanguard Total Bond Market ETF	2,184,706

Total Exchange-Traded Funds
(Cost $22,653,497)		26,503,975
Total Investments — 98.8%
(Cost $22,653,497) †		26,503,975
Other Assets & Liabilities, Net — 1.2%		322,789
NET ASSETS — 100.0%		$26,826,764

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

† At March 31, 2011, the tax basis cost of the Fund’s investments was $22,656,557 and the unrealized appreciation and depreciation were $3,862,855 and $(15,437), respectively.

As of March 31, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WIL-QH-003-0500

Wilshire Variable Insurance Trust
2035 ETF Fund	March 31, 2011
Schedule of Investments	(Unaudited)

Shares		Value

EXCHANGE-TRADED FUNDS — 97.2%
28,701	iShares Barclays TIPS Bond Fund	$3,133,001
88,133	iShares MSCI EAFE Index Fund	5,295,912
21,246	SPDR Barclays Capital International Treasury Bond ETF	1,271,148
5,051	SPDR Dow Jones International Real Estate ETF	197,141
18,039	Vanguard Emerging Markets ETF	882,468
2,095	Vanguard Growth ETF	134,709
164,468	Vanguard Large-Cap ETF	9,994,720
14,084	Vanguard REIT ETF	823,773
13,439	Vanguard Small-Cap Growth ETF	1,159,786
20,601	Vanguard Small-Cap Value ETF	1,471,941
31,784	Vanguard Total Bond Market ETF	2,543,356

Total Exchange-Traded Funds
(Cost $22,747,838)		26,907,955
Total Investments —97.2%
(Cost $22,747,838) †		26,907,955

Other Assets & Liabilities, Net — 2.8%		780,967
NET ASSETS — 100.0%		$27,688,922

EAFE — Europe, Australasia, Far East
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
TIPS — Treasury Inflationary Protection Securities

† At March 31, 2011, the tax basis cost of the Fund’s investments was $22,747,838 and the unrealized appreciation and depreciation were $4,181,187 and $(21,070), respectively.

As of March 31, 2011, all of the Fund’s investments in securities were considered Level 1.

For the period ended March 31, 2011, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

WIL-QH-003-0500

Item 2.  Controls and Procedures

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 .

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Variable Insurance Trust

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jamie B. Ohl
Jamie B. Ohl, President

Date: May 27, 2011

By (Signature and Title)	/s/ Michael Wauters
Michael Wauters, Treasurer

Date: May 27, 2011